UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

February 28, 2017

MFS® BLENDED RESEARCH® EMERGING MARKETS EQUITY FUND

BRK-SEM

MFS® BLENDED RESEARCH® EMERGING MARKETS EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Donald Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of still-low inflation. Even after the rise in yields following the election, interest rates remain low by historical standards.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Samsung Electronics Co. Ltd.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
Alibaba Group Holding Ltd., ADR	3.7%
China Construction Bank	2.6%
Tencent Holdings Ltd.	2.4%
LUKOIL PJSC, ADR	1.9%
Industrial & Commercial Bank of China, “H”	1.8%
China Petroleum & Chemical Corp.	1.6%
Sberbank of Russia, ADR	1.6%
Hyundai Motor Co. Ltd.	1.5%

Equity sectors
Financial Services	25.2%
Technology	21.5%
Utilities & Communications	8.4%
Basic Materials	6.7%
Energy	6.6%
Consumer Staples	5.0%
Autos & Housing	4.6%
Industrial Goods & Services	4.5%
Retailing	3.5%
Special Products & Services	2.9%
Health Care	2.3%
Leisure	1.9%
Transportation	1.5%

Issuer country weightings (x)
China	25.2%
South Korea	16.7%
Taiwan	11.3%
Brazil	7.8%
India	6.2%
United States	5.9%
South Africa	5.3%
Russia	4.5%
Thailand	3.1%
Other Countries	14.0%

Currency exposure weightings (y)
Hong Kong Dollar	21.1%
South Korean Won	16.7%
Taiwan Dollar	11.3%
United States Dollar	8.6%
Brazilian Real	7.8%
Indian Rupee	6.2%
South African Rand	5.3%
Russian Ruble	4.5%
Chinese Renminbi	4.1%
Other Currencies	14.4%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/28/17.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2016 through February 28, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/16	Ending Account Value 2/28/17	Expenses Paid During Period (p) 9/01/16-2/28/17
A	Actual	1.24%	$1,000.00	$1,078.79	$6.39
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
B	Actual	1.99%	$1,000.00	$1,074.98	$10.24
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
C	Actual	1.99%	$1,000.00	$1,075.09	$10.24
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
I	Actual	0.99%	$1,000.00	$1,081.17	$5.11
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R1	Actual	1.99%	$1,000.00	$1,074.84	$10.24
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
R2	Actual	1.49%	$1,000.00	$1,077.85	$7.68
	Hypothetical (h)	1.49%	$1,000.00	$1,017.41	$7.45
R3	Actual	1.24%	$1,000.00	$1,079.46	$6.39
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R4	Actual	0.99%	$1,000.00	$1,081.02	$5.11
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R6	Actual	0.92%	$1,000.00	$1,080.54	$4.75
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 94.0%
Issuer	Shares/Par	Value ($)
Airlines - 0.9%
Copa Holdings S.A., “A”	574	$61,124
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	381	60,320

		$121,444
Alcoholic Beverages - 1.7%
Becle S.A.B. de C.V. (a)	6,800	$11,152
China Resources Enterprise Ltd. (a)	82,000	186,121
Thai Beverage PLC	55,300	37,488

		$234,761
Apparel Manufacturers - 0.8%
Formosa Taffeta Co. Ltd.	30,000	$30,465
Pou Chen Corp.	54,000	73,292

		$103,757
Automotive - 3.9%
Geely Automobile Holdings Ltd.	35,000	$47,611
Great Wall Motor Co. Ltd.	71,000	87,253
Hyundai Mobis	154	34,729
Hyundai Motor Co. Ltd.	1,623	214,582
Kia Motors Corp.	4,855	164,231

		$548,406
Broadcasting - 0.3%
Sun TV Network Ltd.	3,742	$40,001

Business Services - 1.1%
Cielo S.A.	3,900	$34,199
Cognizant Technology Solutions Corp., “A” (a)	1,109	65,730
TravelSky Technology Ltd.	24,000	52,372

		$152,301
Cable TV - 1.2%
Naspers Ltd.	1,050	$167,910

Computer Software - Systems - 2.1%
Asustek Computer, Inc.	10,000	$90,322
Hon Hai Precision Industry Co. Ltd.	71,300	207,703

		$298,025

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Conglomerates - 0.5%
Bidvest Group Ltd.	5,910	$69,843

Construction - 0.4%
CEMEX S.A.B. de C.V. (a)	71,715	$60,716

Consumer Products - 0.5%
Hindustan Unilever Ltd.	4,790	$62,166

Consumer Services - 1.3%
China Maple Leaf Educational Systems	42,000	$27,755
Kroton Educacional S.A.	34,300	150,717

		$178,472
Electrical Equipment - 0.6%
Shanghai Electric Group Co. Ltd., “H” (a)	154,000	$79,749

Electronics - 11.7%
Largan Precision Co. Ltd.	1,000	$148,421
Samsung Electronics Co. Ltd.	412	700,300
SK Hynix, Inc.	2,787	115,103
Taiwan Semiconductor Manufacturing Co. Ltd.	109,000	666,211

		$1,630,035
Energy - Independent - 2.5%
Adaro Energy Tbk	324,500	$41,244
China Shenhua Energy Co. Ltd.	50,000	104,600
Hindustan Petroleum Corp. Ltd.	6,906	55,662
Oil & Natural Gas Corp. Ltd.	27,110	78,646
PTT Exploration & Production Ltd.	26,800	71,404

		$351,556
Energy - Integrated - 4.1%
China Petroleum & Chemical Corp.	286,000	$221,788
LUKOIL PJSC, ADR	5,096	270,088
OAO Gazprom, ADR	18,616	83,037

		$574,913
Engineering - Construction - 1.5%
China Communications Construction Co. Ltd.	53,000	$68,410
China Railway Group Ltd., “H”	33,000	28,864
Highwealth Construction Corp.	31,000	50,349
Hyundai Heavy Industries Co. Ltd.	1,647	63,797

		$211,420

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 0.7%
AVI Ltd.	11,730	$85,175
Uni-President Enterprises Corp.	10,000	17,771

		$102,946
Food & Drug Stores - 2.0%
Dairy Farm International Holdings Ltd.	15,300	$130,509
E-Mart Co. Ltd.	430	79,098
Sun Art Retail Group Ltd.	77,500	74,676

		$284,283
Forest & Paper Products - 0.8%
Fibria Celulose S.A.	13,200	$112,779

Furniture & Appliances - 0.2%
Coway Co. Ltd.	368	$29,128

Gaming & Lodging - 0.5%
Genting Berhad	30,600	$63,750

General Merchandise - 0.4%
Lojas Renner S.A.	7,400	$60,775

Health Maintenance Organizations - 0.9%
Qualicorp S.A.	19,700	$124,811

Insurance - 3.7%
Cathay Financial Holding Co. Ltd.	103,000	$162,153
Fubon Financial Holding Co. Ltd.	34,000	55,108
Korean Reinsurance Co.	4,180	41,403
Liberty Holdings Ltd.	7,315	61,994
PICC Property & Casualty Co. Ltd.	68,000	103,889
Samsung Fire & Marine Insurance Co. Ltd.	413	93,137

		$517,684
Internet - 7.7%
Alibaba Group Holding Ltd., ADR (a)	4,982	$512,648
Baidu, Inc., ADR (a)	154	26,816
NAVER Corp.	240	164,705
Tencent Holdings Ltd.	12,800	341,316
YY, Inc., ADR (a)	639	28,301

		$1,073,786

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 2.4%
China Infrastructure Machinery Holdings Ltd.	282,000	$76,286
Far Eastern New Century Corp.	82,000	72,974
Grupo Simec S.A., “B” (a)	9,100	43,481
Sinotruk Hong Kong Ltd.	70,500	58,577
Weichai Power Co. Ltd., “H”	47,000	82,704

		$334,022
Major Banks - 6.6%
Banco do Brasil S.A.	10,300	$109,589
Bank of China Ltd.	303,000	153,395
Bank of Communications Co. Ltd.	45,000	35,882
China Construction Bank	447,000	367,946
Industrial & Commercial Bank of China, “H”	390,000	255,716

		$922,528
Medical & Health Technology & Services - 0.5%
Sinopharm Group Co. Ltd., “H”	14,800	$68,443

Metals & Mining - 2.8%
Alrosa PJSC	34,700	$54,756
Hindalco Industries Ltd.	10,553	29,159
KGHM Polska Miedz S.A.	1,281	40,645
POSCO	406	101,792
Ternium S.A., ADR	4,882	129,471
Vedanta Ltd.	10,330	40,116

		$395,939
Other Banks & Diversified Financials - 11.3%
Agricultural Bank of China Ltd., “H”	130,000	$59,952
Banco Macro S.A., ADR	1,057	81,452
Banco Santander S.A., IEU	8,848	97,723
Bangkok Bank Public Co. Ltd.	8,500	46,998
China Minsheng Banking Corp. Ltd.	43,500	49,648
Chongqing Rural Commercial Bank Co. Ltd., “H”	37,000	25,976
Credicorp Ltd.	1,095	180,259
First Gulf Bank PJSC	11,520	42,818
FirstRand Ltd.	34,450	130,578
Hana Financial Group, Inc.	2,771	86,383
HDFC Bank Ltd., ADR	1,196	85,741
Rural Electrification Corp. Ltd.	30,664	70,158
Sberbank of Russia, ADR	20,125	219,564
Shinhan Financial Group Co. Ltd.	2,515	103,870
State Bank of India	10,003	40,361
Turkiye Garanti Bankasi A.S.	32,427	76,810

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Turkiye Is Bankasi A.S., “C”	64,973	$113,017
Turkiye Sinai Kalkinma Bankasi A.S.	71,165	28,942
Union National Bank	25,923	30,917

		$1,571,167
Pharmaceuticals - 0.9%
Gedeon Richter PLC	1,842	$40,854
Genomma Lab Internacional S.A., “B” (a)	73,746	84,752

		$125,606
Precious Metals & Minerals - 0.5%
Gold Fields Ltd., ADR	20,400	$63,036

Real Estate - 3.0%
Aldar Properties PJSC	156,978	$102,586
Atrium European Real Estate Ltd.	17,349	70,780
China Vanke Co. Ltd., “H”	14,900	37,428
Country Garden Holdings Co. Ltd.	68,000	48,703
Guangzhou R&F Properties Co. Ltd., “H”	43,600	60,208
Metro Pacific Investments Corp.	444,900	60,247
SM Prime Holdings, Inc.	74,828	43,810

		$423,762
Specialty Chemicals - 2.6%
Cosan S.A. Industria e Comercio	5,215	$66,885
LG Chem Ltd.	463	115,878
PTT Global Chemical PLC	91,100	185,956

		$368,719
Specialty Stores - 0.3%
CJ Home Shopping	252	$43,213

Telecommunications - Wireless - 2.0%
Advanced Info Service PLC	18,900	$90,966
Bharti Tele-Ventures Ltd.	11,558	63,257
China Mobile Ltd.	7,500	82,701
LG Uplus Corp.	3,597	40,718

		$277,642
Telephone Services - 3.6%
China Communications Services Corp. Ltd., “H”	96,000	$64,182
Hellenic Telecommunications Organization S.A.	6,844	61,412
KT Corp., ADR	3,120	49,920
PT Telekomunikasi Indonesia	446,500	128,901
Telefonica Brasil S.A., ADR	8,282	119,344

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - continued
Telkom S.A. Ltd.	13,967	$72,585

		$496,344
Tobacco - 2.1%
ITC Ltd.	41,618	$163,556
PT Gudang Garam Tbk	27,500	135,788

		$299,344
Trucking - 0.6%
Imperial Holdings, Ltd.	6,960	$88,661

Utilities - Electric Power - 2.8%
Equatorial Energia S.A.	3,400	$65,049
Korea Electric Power Corp. (a)	2,463	94,970
NTPC Ltd.	59,846	146,164
Tenaga Nasional Berhad	10,000	30,496
Terna Participacoes S.A., IEU	7,870	55,679

		$392,358
Total Common Stocks (Identified Cost, $11,717,913)		$13,126,201

Preferred Stocks - 0.6%
Other Banks & Diversified Financials - 0.6%
Banco Bradesco S.A. (Identified Cost, $65,808)	8,200	$88,089

Money Market Funds - 4.5%
MFS Institutional Money Market Portfolio, 0.64% (v) (Identified Cost, $632,265)	632,269	$632,269
Total Investments (Identified Cost, $12,415,986)		$13,846,559

Other Assets, Less Liabilities - 0.9%		126,942
Net Assets - 100.0%		$13,973,501

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PJSC	Public Joint Stock Company
PLC	Public Limited Company

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $11,783,721)	$13,214,290
Underlying affiliated funds, at value (identified cost, $632,265)	632,269
Total investments, at value (identified cost, $12,415,986)	$13,846,559
Foreign currency, at value (identified cost, $1,613)	1,597
Receivables for
Investments sold	881,366
Fund shares sold	161,019
Dividends	36,394
Receivable from investment adviser	23,028
Other assets	201
Total assets	$14,950,164
Liabilities
Payables for
Investments purchased	$860,626
Fund shares reacquired	7,209
Payable to affiliates
Shareholder servicing costs	493
Distribution and service fees	57
Payable for independent Trustees’ compensation	49
Deferred country tax expense payable	19,321
Accrued expenses and other liabilities	88,908
Total liabilities	$976,663
Net assets	$13,973,501
Net assets consist of
Paid-in capital	$12,586,547
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $19,321 deferred country tax)	1,412,925
Accumulated distributions in excess of net realized gain on investments and foreign currency	(42,223)
Undistributed net investment income	16,252
Net assets	$13,973,501
Shares of beneficial interest outstanding	1,152,919

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,147,670	177,446	$12.10
Class B	138,216	11,453	12.07
Class C	266,379	22,141	12.03
Class I	812,028	66,989	12.12
Class R1	60,965	5,052	12.07
Class R2	61,412	5,071	12.11
Class R3	61,636	5,087	12.12
Class R4	61,861	5,103	12.12
Class R6	10,363,334	854,577	12.13

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.84 [100 / 94.25 x $12.10]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$113,539
Dividends from underlying affiliated funds	696
Interest	67
Foreign taxes withheld	(15,275)
Total investment income	$99,027
Expenses
Management fee	$45,811
Distribution and service fees	3,420
Shareholder servicing costs	1,256
Administrative services fee	8,679
Independent Trustees’ compensation	653
Custodian fee	43,002
Shareholder communications	3,867
Audit and tax fees	24,484
Legal fees	118
Registration fees	57,818
Miscellaneous	8,616
Total expenses	$197,724
Reduction of expenses by investment adviser and distributor	(137,200)
Net expenses	$60,524
Net investment income	$38,503
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $486 country tax)	$40,530
Underlying affiliated funds	1
Foreign currency	(4,979)
Net realized gain (loss) on investments and foreign currency	$35,552
Change in unrealized appreciation (depreciation)
Investments (net of $17,123 increase in deferred country tax)	$1,007,734
Translation of assets and liabilities in foreign currencies	1,586
Net unrealized gain (loss) on investments and foreign currency translation	$1,009,320
Net realized and unrealized gain (loss) on investments and foreign currency	$1,044,872
Change in net assets from operations	$1,083,375

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/17 (unaudited)	Period ended 8/31/16 (c)
From operations
Net investment income	$38,503	$58,260
Net realized gain (loss) on investments and foreign currency	35,552	24,475
Net unrealized gain (loss) on investments and foreign currency translation	1,009,320	403,605
Change in net assets from operations	$1,083,375	$486,340
Distributions declared to shareholders
From net investment income	$(82,051)	$(15,000)
From net realized gain on investments	(83,103)	(3,100)
Total distributions declared to shareholders	$(165,154)	$(18,100)
Change in net assets from fund share transactions	$(775,063)	$13,362,103
Total change in net assets	$143,158	$13,830,343
Net assets
At beginning of period	13,830,343	—
At end of period (including undistributed net investment income of $16,252 and $59,800, respectively)	$13,973,501	$13,830,343

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)
Class A

Net asset value, beginning of period	$11.37		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.85		1.18
Total from investment operations	$0.87		$1.42
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.04)
From net realized gain on investments	(0.08)		(0.01)
Total distributions declared to shareholders	$(0.14)		$(0.05)
Net asset value, end of period (x)	$12.10		$11.37
Total return (%) (r)(s)(t)(x)	7.79	(n)	14.33	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.50	(a)	6.30	(a)
Expenses after expense reductions (f)	1.24	(a)	1.24	(a)
Net investment income	0.30	(a)(l)	2.36	(a)
Portfolio turnover	50	(n)	64	(n)
Net assets at end of period (000 omitted)	$2,148		$957

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)
Class B

Net asset value, beginning of period	$11.31		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.86		1.25
Total from investment operations	$0.84		$1.34
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.02)
From net realized gain on investments	(0.08)		(0.01)
Total distributions declared to shareholders	$(0.08)		$(0.03)
Net asset value, end of period (x)	$12.07		$11.31
Total return (%) (r)(s)(t)(x)	7.50	(n)	13.46	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.25	(a)	7.64	(a)
Expenses after expense reductions (f)	1.99	(a)	1.98	(a)
Net investment income (loss)	(0.43	)(a)(l)	0.93	(a)
Portfolio turnover	50	(n)	64	(n)
Net assets at end of period (000 omitted)	$138		$86

	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)
Class C

Net asset value, beginning of period	$11.31		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.86		1.25
Total from investment operations	$0.83		$1.34
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.02)
From net realized gain on investments	(0.08)		(0.01)
Total distributions declared to shareholders	$(0.11)		$(0.03)
Net asset value, end of period (x)	$12.03		$11.31
Total return (%) (r)(s)(t)(x)	7.42	(n)	13.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.26	(a)	7.63	(a)
Expenses after expense reductions (f)	1.99	(a)	1.98	(a)
Net investment income (loss)	(0.47	)(a)(l)	0.95	(a)
Portfolio turnover	50	(n)	64	(n)
Net assets at end of period (000 omitted)	$266		$91

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)
Class I

Net asset value, beginning of period	$11.38		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.87		1.21
Total from investment operations	$0.90		$1.44
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.05)
From net realized gain on investments	(0.08)		(0.01)
Total distributions declared to shareholders	$(0.16)		$(0.06)
Net asset value, end of period (x)	$12.12		$11.38
Total return (%) (r)(s)(x)	8.03	(n)	14.51	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.26	(a)	6.27	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	(a)
Net investment income	0.51	(a)(l)	2.27	(a)
Portfolio turnover	50	(n)	64	(n)
Net assets at end of period (000 omitted)	$812		$436

	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)
Class R1

Net asset value, beginning of period	$11.31		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.86		1.27
Total from investment operations	$0.84		$1.34
Less distributions declared to shareholders
From net investment income	$—		$(0.02)
From net realized gain on investments	(0.08)		(0.01)
Total distributions declared to shareholders	$(0.08)		$(0.03)
Net asset value, end of period (x)	$12.07		$11.31
Total return (%) (r)(s)(x)	7.48	(n)	13.46	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.24	(a)	7.86	(a)
Expenses after expense reductions (f)	1.99	(a)	1.97	(a)
Net investment income (loss)	(0.44	)(a)(l)	0.69	(a)
Portfolio turnover	50	(n)	64	(n)
Net assets at end of period (000 omitted)	$61		$57

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)
Class R2

Net asset value, beginning of period	$11.35		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.86		1.28
Total from investment operations	$0.86		$1.40
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.04)
From net realized gain on investments	(0.08)		(0.01)
Total distributions declared to shareholders	$(0.10)		$(0.05)
Net asset value, end of period (x)	$12.11		$11.35
Total return (%) (r)(s)(x)	7.70	(n)	14.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.74	(a)	7.36	(a)
Expenses after expense reductions (f)	1.49	(a)	1.47	(a)
Net investment income	0.07	(a)(l)	1.19	(a)
Portfolio turnover	50	(n)	64	(n)
Net assets at end of period (000 omitted)	$61		$57

	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)
Class R3

Net asset value, beginning of period	$11.37		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.86		1.28
Total from investment operations	$0.88		$1.42
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.04)
From net realized gain on investments	(0.08)		(0.01)
Total distributions declared to shareholders	$(0.13)		$(0.05)
Net asset value, end of period (x)	$12.12		$11.37
Total return (%) (r)(s)(x)	7.85	(n)	14.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.49	(a)	7.11	(a)
Expenses after expense reductions (f)	1.24	(a)	1.22	(a)
Net investment income	0.32	(a)(l)	1.44	(a)
Portfolio turnover	50	(n)	64	(n)
Net assets at end of period (000 omitted)	$62		$57

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)
Class R4

Net asset value, beginning of period	$11.38		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.87		1.27
Total from investment operations	$0.90		$1.44
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.05)
From net realized gain on investments	(0.08)		(0.01)
Total distributions declared to shareholders	$(0.16)		$(0.06)
Net asset value, end of period (x)	$12.12		$11.38
Total return (%) (r)(s)(x)	8.01	(n)	14.51	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.24	(a)	6.86	(a)
Expenses after expense reductions (f)	0.99	(a)	0.97	(a)
Net investment income	0.57	(a)(l)	1.69	(a)
Portfolio turnover	50	(n)	64	(n)
Net assets at end of period (000 omitted)	$62		$57

	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)
Class R6

Net asset value, beginning of period	$11.39		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.86		1.29
Total from investment operations	$0.90		$1.45
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.05)
From net realized gain on investments	(0.08)		(0.01)
Total distributions declared to shareholders	$(0.16)		$(0.06)
Net asset value, end of period (x)	$12.13		$11.39
Total return (%) (r)(s)(x)	8.05	(n)	14.62	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.17	(a)	6.84	(a)
Expenses after expense reductions (f)	0.92	(a)	0.94	(a)
Net investment income	0.72	(a)(l)	1.59	(a)
Portfolio turnover	50	(n)	64	(n)
Net assets at end of period (000 omitted)	$10,363		$12,031

See Notes to Financial Statements

20

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

22

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

23

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$3,519,919	$—	$—	$3,519,919
South Korea	2,336,955	—	—	2,336,955
Taiwan	618,323	956,446	—	1,574,769
Brazil	1,085,638	—	—	1,085,638
India	874,987	—	—	874,987
South Africa	739,782	—	—	739,782
Russia	572,688	54,756	—	627,444
Thailand	175,451	257,360	—	432,811
Indonesia	305,933	—	—	305,933
Other Countries	1,716,052	—	—	1,716,052
Mutual Funds	632,269	—	—	632,269
Total Investments	$12,577,997	$1,268,562	$—	$13,846,559

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $956,446 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $170,714 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. Other reasons for changes in classifications between levels 1 and 2 relate to using a similarly situated security to value a foreign line of an equity security in current or prior periods and using the last available market price for a security, which halted from trading on the primary exchange, in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

24

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Zero Strike Warrants – The fund invested in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on direct investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result,

25

Notes to Financial Statements (unaudited) – continued

no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/16
Ordinary income (including any short-term capital gains)	$18,100

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/17
Cost of investments	$12,430,291
Gross appreciation	1,560,208
Gross depreciation	(143,940)
Net unrealized appreciation (depreciation)	$1,416,268

As of 8/31/16
Undistributed ordinary income	80,246
Other temporary differences	(2,924)
Net unrealized appreciation (depreciation)	391,411

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

26

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/28/17	Period ended 8/31/16 (c)	Six months ended 2/28/17	Period ended 8/31/16 (c)
Class A	$6,529	$227	$8,158	$53
Class B	14	106	816	51
Class C	566	124	1,497	55
Class I	4,482	337	4,463	67
Class R1	—	106	393	51
Class R2	123	182	394	51
Class R3	256	219	394	51
Class R4	389	257	395	51
Class R6	69,692	13,442	66,593	2,670
Total	$82,051	$15,000	$83,103	$3,100

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.70%
Average daily net assets in excess of $2.5 billion	0.675%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2017, this management fee reduction amounted to $446, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and

27

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31 2017. For the six months ended February 28, 2017, this reduction amounted to $136,751, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,111 for the six months ended February 28, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,534
Class B	0.75%	0.25%	1.00%	1.00%	525
Class C	0.75%	0.25%	1.00%	1.00%	860
Class R1	0.75%	0.25%	1.00%	1.00%	285
Class R2	0.25%	0.25%	0.50%	0.50%	144
Class R3	—	0.25%	0.25%	0.25%	72
Total Distribution and Service Fees					$3,420

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2017, this rebate amounted to $3 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of

28

Notes to Financial Statements (unaudited) – continued

purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2017, were as follows:

Amount
Class A	$—
Class B	689
Class C	18

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2017, the fee was $181, which equated to 0.0030% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,075.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.1421% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2017, the fee paid by the fund under this agreement was $13 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

29

Notes to Financial Statements (unaudited) – continued

On September 14, 2015, MFS purchased 260,000 shares of Class R6 and 5,000 shares of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4, for an aggregate amount of $3,000,000 as an initial investment in the fund. On March 16, 2016, MFS purchased 16,502 shares of Class I for an aggregate amount of $162,877. On September 22, 2016, MFS redeemed 250,852 shares of Class R6 for an aggregate amount of $2,945,000.

At February 28, 2017, MFS held approximately 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4.

(4) Portfolio Securities

For the six months ended February 28, 2017, purchases and sales of investments, other than short-term obligations, aggregated $6,033,572 and $7,276,657, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/17		Period ended 8/31/16 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	113,965	$1,335,535	88,131	$909,386
Class B	5,312	58,666	10,890	105,319
Class C	14,044	158,202	8,074	81,820
Class I	32,954	382,347	39,201	406,374
Class R1	—	—	5,000	50,000
Class R2	—	—	5,000	50,000
Class R3	—	—	5,000	50,000
Class R4	—	—	5,000	50,000
Class R6	108,907	1,229,342	1,059,522	11,778,174
	275,182	$3,164,092	1,225,818	$13,481,073

Shares issued to shareholders in reinvestment of distributions
Class A	1,339	$14,687	28	$280
Class B	76	830	16	157
Class C	189	2,063	18	179
Class I	815	8,945	41	404
Class R1	36	393	16	157
Class R2	47	517	24	233
Class R3	60	650	27	270
Class R4	72	784	31	308
Class R6	12,411	136,285	1,632	16,112
	15,045	$165,154	1,833	$18,100

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/17		Period ended 8/31/16 (c)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(22,070)	$(250,988)	(3,947)	$(40,150)
Class B	(1,582)	(17,377)	(3,259)	(32,134)
Class C	(182)	(2,069)	(2)	(16)
Class I	(5,088)	(58,715)	(934)	(10,594)
Class R6	(323,153)	(3,775,160)	(4,742)	(54,176)
	(352,075)	$(4,104,309)	(12,884)	$(137,070)

Net change
Class A	93,234	$1,099,234	84,212	$869,516
Class B	3,806	42,119	7,647	73,342
Class C	14,051	158,196	8,090	81,983
Class I	28,681	332,577	38,308	396,184
Class R1	36	393	5,016	50,157
Class R2	47	517	5,024	50,233
Class R3	60	650	5,027	50,270
Class R4	72	784	5,031	50,308
Class R6	(201,835)	(2,409,533)	1,056,412	11,740,110
	(61,848)	$(775,063)	1,214,767	$13,362,103

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 27%, 14%, 12%, 9%, 9%, and 3% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2017,

31

Notes to Financial Statements (unaudited) – continued

the fund’s commitment fee and interest expense were $37 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	591,481	5,463,793	(5,423,005)	632,269

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1	$—	$696	$632,269

32

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

33

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2017

MFS® BLENDED RESEARCH® GLOBAL EQUITY FUND

BRL-SEM

MFS® BLENDED RESEARCH® GLOBAL EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Donald Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of still-low inflation. Even after the rise in yields following the election, interest rates remain low by historical standards.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.9%
Samsung Electronics Co. Ltd.	1.8%
Altria Group, Inc.	1.8%
Charter Communications, Inc., “A”	1.8%
Merck & Co., Inc.	1.7%
Eli Lilly & Co.	1.7%
JPMorgan Chase & Co.	1.5%
Cisco Systems, Inc.	1.5%
Rio Tinto Ltd.	1.5%

Equity sectors
Financial Services	21.0%
Technology	14.5%
Health Care	11.5%
Consumer Staples	8.0%
Utilities & Communications	6.7%
Retailing	6.2%
Energy	6.1%
Industrial Goods & Services	5.7%
Leisure	5.1%
Basic Materials	4.6%
Autos & Housing	4.3%
Transportation	2.5%
Special Products & Services	1.8%

Issuer country weightings (x)
United States	54.0%
Japan	7.6%
United Kingdom	4.8%
South Korea	4.6%
Canada	4.6%
France	2.5%
Taiwan	2.5%
Switzerland	2.5%
Brazil	2.4%
Other Countries	14.5%

Currency exposure weightings (y)
United States Dollar	56.2%
Euro	8.5%
Japanese Yen	7.6%
British Pound Sterling	4.8%
South Korean Won	4.6%
Canadian Dollar	2.9%
Taiwan Dollar	2.5%
Swiss Franc	2.5%
Brazilian Real	2.4%
Other Currencies	8.0%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/28/17.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2016 through February 28, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/16	Ending Account Value 2/28/17	Expenses Paid During Period (p) 9/01/16-2/28/17
A	Actual	0.88%	$1,000.00	$1,084.06	$4.55
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
B	Actual	1.64%	$1,000.00	$1,079.72	$8.46
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
C	Actual	1.64%	$1,000.00	$1,079.80	$8.46
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
I	Actual	0.64%	$1,000.00	$1,086.53	$3.31
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R1	Actual	1.64%	$1,000.00	$1,079.72	$8.46
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
R2	Actual	1.14%	$1,000.00	$1,083.59	$5.89
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R3	Actual	0.89%	$1,000.00	$1,084.04	$4.60
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R4	Actual	0.64%	$1,000.00	$1,085.47	$3.31
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R6	Actual	0.60%	$1,000.00	$1,085.60	$3.10
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.1%
Issuer	Shares/Par	Value ($)
Aerospace - 2.3%
Leidos Holdings, Inc.	590	$31,447
Northrop Grumman Corp.	329	81,293
Spirit AeroSystems Holdings, Inc., “A”	256	15,772

		$128,512
Airlines - 1.6%
Aena S.A.	323	$46,195
Air Canada (a)	4,309	43,408

		$89,603
Apparel Manufacturers - 1.0%
PVH Corp.	606	$55,510

Automotive - 2.9%
General Motors Co.	824	$30,356
Hyundai Motor Co. Ltd.	273	36,094
Kia Motors Corp.	1,471	49,760
Magna International, Inc.	1,023	43,846

		$160,056
Biotechnology - 2.1%
Celgene Corp. (a)	648	$80,034
Gilead Sciences, Inc.	492	34,676

		$114,710
Brokerage & Asset Managers - 0.8%
Apollo Global Management LLC, “A”	1,833	$41,682

Business Services - 1.8%
Accenture PLC, “A”	276	$33,810
Ashtead Group PLC	997	20,487
Global Payments, Inc.	553	44,069

		$98,366
Cable TV - 3.1%
Charter Communications, Inc., “A” (a)	299	$96,595
Comcast Corp., “A”	1,938	72,520

		$169,115

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 0.7%
LyondellBasell Industries N.V., “A”	319	$29,106
Mitsubishi Chemical Holdings Corp.	1,500	11,519
		$40,625
Computer Software - 3.7%
Adobe Systems, Inc. (a)	422	$49,939
Check Point Software Technologies Ltd. (a)	281	27,794
Intuit, Inc.	532	66,734
VMware, Inc., “A” (a)	648	58,249

		$202,716
Computer Software - Systems - 1.7%
Apple, Inc.	194	$26,576
Hitachi Ltd.	3,000	16,524
Hon Hai Precision Industry Co. Ltd., GDR	5,443	32,223
NICE Systems Ltd., ADR	251	17,131

		$92,454
Construction - 1.4%
Owens Corning	1,345	$78,669

Consumer Products - 1.8%
Procter & Gamble Co.	306	$27,867
Svenska Cellulosa Aktiebolaget	2,316	71,174

		$99,041
Containers - 0.3%
Brambles Ltd.	2,389	$17,053

Electrical Equipment - 2.2%
Mitsubishi Electric Corp.	1,000	$14,665
Schneider Electric S.A.	541	36,618
Siemens AG	533	69,340

		$120,623
Electronics - 3.8%
Samsung Electronics Co. Ltd.	60	$101,985
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,360	105,739

		$207,724
Energy - Independent - 3.3%
EOG Resources, Inc.	346	$33,559
Galp Energia SGPS S.A., “B”	2,862	42,115
Occidental Petroleum Corp.	432	28,318
Rice Energy, Inc. (a)	2,477	46,196

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - continued
Valero Energy Corp.	474	$32,208

		$182,396
Energy - Integrated - 2.2%
BP PLC	8,624	$48,535
LUKOIL PJSC, ADR	627	33,231
Royal Dutch Shell PLC, “B”	1,502	40,509

		$122,275
Food & Beverages - 3.2%
Archer Daniels Midland Co.	1,098	$51,573
Bakkafrost P/f	935	34,819
J.M. Smucker Co.	144	20,409
Marine Harvest	2,967	51,883
Tyson Foods, Inc., “A”	287	17,955

		$176,639
Food & Drug Stores - 1.0%
Wesfarmers Ltd.	1,747	$57,220

Gaming & Lodging - 0.2%
Carnival Corp.	193	$10,798

Health Maintenance Organizations - 1.5%
Anthem, Inc.	281	$46,314
WellCare Health Plans, Inc. (a)	273	38,548

		$84,862
Insurance - 4.6%
MetLife, Inc.	1,478	$77,506
Prudential Financial, Inc.	689	76,162
Tokio Marine Holding, Inc.	700	30,649
Zurich Insurance Group AG	249	68,749

		$253,066
Internet - 3.9%
Alphabet, Inc., “A” (a)	126	$106,461
Alphabet, Inc., “C” (a)	37	30,459
Facebook, Inc., “A” (a)	567	76,851

		$213,771
Machinery & Tools - 1.2%
Daikin Industries Ltd.	200	$18,986
Glory Ltd.	1,400	47,977

		$66,963

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - 7.9%
Bank of China Ltd.	65,000	$32,907
BNP Paribas	1,364	79,664
China Construction Bank	37,000	30,456
JPMorgan Chase & Co.	925	83,824
Royal Bank of Canada	349	25,351
Sumitomo Mitsui Financial Group, Inc.	1,600	62,337
Toronto-Dominion Bank	1,073	55,306
UBS AG	4,383	67,511

		$437,356
Medical & Health Technology & Services - 1.4%
HCA Holdings, Inc. (a)	895	$78,080

Medical Equipment - 0.3%
Nihon Kohden Corp.	800	$17,510

Metals & Mining - 1.9%
POSCO	94	$23,568
Rio Tinto Ltd.	2,010	82,231

		$105,799
Natural Gas - Distribution - 0.4%
Engie	1,969	$24,072

Natural Gas - Pipeline - 0.7%
Williams Partners LP	966	$38,930

Network & Telecom - 1.5%
Cisco Systems, Inc.	2,448	$83,669

Oil Services - 0.5%
TechnipFMC PLC (a)	892	$28,770

Other Banks & Diversified Financials - 4.0%
Banco Bradesco S.A., ADR	5,023	$53,093
Credicorp Ltd.	180	29,632
DBS Group Holdings Ltd.	5,000	66,826
Discover Financial Services	972	69,148

		$218,699
Pharmaceuticals - 6.1%
Bayer AG	458	$50,364
Bristol-Myers Squibb Co.	974	55,236

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Eli Lilly & Co.	1,116	$92,416
Merck & Co., Inc.	1,446	95,248
Shionogi & Co. Ltd.	900	44,045

		$337,309
Printing & Publishing - 0.6%
Transcontinental, Inc., “A”	2,214	$33,722

Railroad & Shipping - 0.9%
Canadian National Railway Co.	705	$49,188

Real Estate - 2.3%
Medical Properties Trust, Inc., REIT	2,504	$33,604
Mid-America Apartment Communities, Inc., REIT	161	16,540
Store Capital Corp., REIT	1,586	39,507
Washington Prime Group, Inc., REIT	3,983	36,922

		$126,573
Restaurants - 1.3%
Brinker International, Inc.	880	$37,171
Greggs PLC	2,609	31,662

		$68,833
Specialty Chemicals - 1.6%
Akzo Nobel N.V.	754	$50,571
LG Chem Ltd.	160	40,044

		$90,615
Specialty Stores - 4.2%
Amazon.com, Inc. (a)	96	$81,124
AutoZone, Inc. (a)	31	22,833
Best Buy Co., Inc.	1,226	54,103
Ross Stores, Inc.	465	31,890
Urban Outfitters, Inc. (a)	1,507	39,227

		$229,177
Telecommunications - Wireless - 1.9%
KDDI Corp.	1,000	$26,160
SoftBank Corp.	800	59,545
Vodafone Group PLC	7,758	19,436

		$105,141

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 0.9%
China Unicom (Hong Kong) Ltd.	12,000	$14,592
Nippon Television Holdings, Inc.	800	33,832

		$48,424
Tobacco - 3.0%
Altria Group, Inc.	1,291	$96,722
Japan Tobacco, Inc.	1,100	36,786
Philip Morris International, Inc.	294	32,149

		$165,657
Utilities - Electric Power - 2.4%
CLP Holdings Ltd.	1,500	$15,255
Energias de Portugal S.A.	6,120	18,925
Exelon Corp.	1,997	73,310
SSE PLC	1,185	22,659

		$130,149
Total Common Stocks (Identified Cost, $4,804,585)		$5,302,122

Preferred Stocks - 1.9%
Other Banks & Diversified Financials - 1.4%
Itau Unibanco Holding S.A.	6,050	$77,847

Telephone Services - 0.5%
Telecom Italia S.p.A.	35,159	$23,429
Total Preferred Stocks (Identified Cost, $80,338)		$101,276

Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 0.64% (v) (Identified Cost, $128,502)	128,502	$128,502
Total Investments (Identified Cost, $5,013,425)		$5,531,900

Other Assets, Less Liabilities - (0.3)%		(15,922)
Net Assets - 100.0%		$5,515,978

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $4,884,923)	$5,403,398
Underlying affiliated funds, at value (identified cost, $128,502)	128,502
Total investments, at value (identified cost, $5,013,425)	$5,531,900
Cash	178
Receivables for
Fund shares sold	6,715
Dividends	16,789
Receivable from investment adviser	18,322
Other assets	110
Total assets	$5,574,014
Liabilities
Payable to affiliates
Shareholder servicing costs	$236
Distribution and service fees	12
Payable for independent Trustees’ compensation	58
Accrued expenses and other liabilities	57,730
Total liabilities	$58,036
Net assets	$5,515,978
Net assets consist of
Paid-in capital	$5,014,647
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	518,654
Accumulated net realized gain (loss) on investments and foreign currency	(27,713)
Undistributed net investment income	10,390
Net assets	$5,515,978
Shares of beneficial interest outstanding	494,026

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$330,417	29,630	$11.15
Class B	56,409	5,063	11.14
Class C	116,007	10,422	11.13
Class I	1,808,520	161,978	11.17
Class R1	56,409	5,062	11.14
Class R2	56,823	5,093	11.16
Class R3	57,030	5,109	11.16
Class R4	57,238	5,125	11.17
Class R6	2,977,125	266,544	11.17

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.83 [100 / 94.25 x $11.15]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$49,842
Dividends from underlying affiliated funds	175
Foreign taxes withheld	(2,857)
Total investment income	$47,160
Expenses
Management fee	$11,455
Distribution and service fees	1,570
Shareholder servicing costs	669
Administrative services fee	8,679
Independent Trustees’ compensation	653
Custodian fee	11,043
Shareholder communications	3,827
Audit and tax fees	23,729
Legal fees	18
Registration fees	57,759
Miscellaneous	7,516
Total expenses	$126,918
Reduction of expenses by investment adviser and distributor	(111,253)
Net expenses	$15,665
Net investment income	$31,495
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$33,438
Foreign currency	(345)
Net realized gain (loss) on investments and foreign currency	$33,093
Change in unrealized appreciation (depreciation)
Investments	$325,382
Translation of assets and liabilities in foreign currencies	172
Net unrealized gain (loss) on investments and foreign currency translation	$325,554
Net realized and unrealized gain (loss) on investments and foreign currency	$358,647
Change in net assets from operations	$390,142

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/28/17	Period ended 8/31/16 (c)
Change in net assets	(unaudited)
From operations
Net investment income	$31,495	$70,774
Net realized gain (loss) on investments and foreign currency	33,093	(53,553)
Net unrealized gain (loss) on investments and foreign currency translation	325,554	193,100
Change in net assets from operations	$390,142	$210,321
Distributions declared to shareholders
From net investment income	$(80,009)	$(14,006)
From net realized gain on investments	—	(5,601)
Total distributions declared to shareholders	$(80,009)	$(19,607)
Change in net assets from fund share transactions	$1,005,363	$4,009,768
Total change in net assets	$1,315,496	$4,200,482
Net assets
At beginning of period	4,200,482	—
At end of period (including undistributed net investment income of $10,390 and $58,904, respectively)	$5,515,978	$4,200,482

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)

Net asset value, beginning of period	$10.46		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.81		0.32
Total from investment operations	$0.87		$0.52
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.04)
From net realized gain on investments	—		(0.02)
Total distributions declared to shareholders	$(0.18)		$(0.06)
Net asset value, end of period (x)	$11.15		$10.46
Total return (%) (r)(s)(t)(x)	8.41	(n)	5.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.70	(a)	6.02	(a)
Expenses after expense reductions (f)	0.88	(a)	0.86	(a)
Net investment income	1.19	(a)	2.08	(a)
Portfolio turnover	23	(n)	46	(n)
Net assets at end of period (000 omitted)	$330		$168

See Notes to Financial Statements

16

Financial Highlights – continued

Class B	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)

Net asset value, beginning of period	$10.41		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.81		0.34
Total from investment operations	$0.83		$0.45
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.02)
From net realized gain on investments	—		(0.02)
Total distributions declared to shareholders	$(0.10)		$(0.04)
Net asset value, end of period (x)	$11.14		$10.41
Total return (%) (r)(s)(t)(x)	7.97	(n)	4.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.52	(a)	7.17	(a)
Expenses after expense reductions (f)	1.64	(a)	1.61	(a)
Net investment income	0.39	(a)	1.19	(a)
Portfolio turnover	23	(n)	46	(n)
Net assets at end of period (000 omitted)	$56		$52

See Notes to Financial Statements

17

Financial Highlights – continued

Class C	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)

Net asset value, beginning of period	$10.41		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.81		0.32
Total from investment operations	$0.83		$0.45
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.02)
From net realized gain on investments	—		(0.02)
Total distributions declared to shareholders	$(0.11)		$(0.04)
Net asset value, end of period (x)	$11.13		$10.41
Total return (%) (r)(s)(t)(x)	7.98	(n)	4.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.52	(a)	6.81	(a)
Expenses after expense reductions (f)	1.64	(a)	1.61	(a)
Net investment income	0.39	(a)	1.37	(a)
Portfolio turnover	23	(n)	46	(n)
Net assets at end of period (000 omitted)	$116		$104

See Notes to Financial Statements

18

Financial Highlights – continued

Class I	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)

Net asset value, beginning of period	$10.47		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.82		0.30
Total from investment operations	$0.90		$0.54
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.05)
From net realized gain on investments	—		(0.02)
Total distributions declared to shareholders	$(0.20)		$(0.07)
Net asset value, end of period (x)	$11.17		$10.47
Total return (%) (r)(s)(x)	8.65	(n)	5.38	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.43	(a)	4.99	(a)
Expenses after expense reductions (f)	0.64	(a)	0.61	(a)
Net investment income	1.50	(a)	2.50	(a)
Portfolio turnover	23	(n)	46	(n)
Net assets at end of period (000 omitted)	$1,809		$924

See Notes to Financial Statements

19

Financial Highlights – continued

Class R1	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)

Net asset value, beginning of period	$10.41		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.81		0.34
Total from investment operations	$0.83		$0.45
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.02)
From net realized gain on investments	—		(0.02)
Total distributions declared to shareholders	$(0.10)		$(0.04)
Net asset value, end of period (x)	$11.14		$10.41
Total return (%) (r)(s)(x)	7.97	(n)	4.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.52	(a)	7.17	(a)
Expenses after expense reductions (f)	1.64	(a)	1.61	(a)
Net investment income	0.39	(a)	1.19	(a)
Portfolio turnover	23	(n)	46	(n)
Net assets at end of period (000 omitted)	$56		$52

See Notes to Financial Statements

20

Financial Highlights – continued

Class R2	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)

Net asset value, beginning of period	$10.44		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.82		0.33
Total from investment operations	$0.87		$0.49
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.03)
From net realized gain on investments	—		(0.02)
Total distributions declared to shareholders	$(0.15)		$(0.05)
Net asset value, end of period (x)	$11.16		$10.44
Total return (%) (r)(s)(x)	8.36	(n)	4.92	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.02	(a)	6.67	(a)
Expenses after expense reductions (f)	1.14	(a)	1.11	(a)
Net investment income	0.89	(a)	1.69	(a)
Portfolio turnover	23	(n)	46	(n)
Net assets at end of period (000 omitted)	$57		$52

See Notes to Financial Statements

21

Financial Highlights – continued

Class R3	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)

Net asset value, beginning of period	$10.46		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.81		0.33
Total from investment operations	$0.87		$0.52
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.04)
From net realized gain on investments	—		(0.02)
Total distributions declared to shareholders	$(0.17)		$(0.06)
Net asset value, end of period (x)	$11.16		$10.46
Total return (%) (r)(s)(x)	8.40	(n)	5.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.76	(a)	6.41	(a)
Expenses after expense reductions (f)	0.89	(a)	0.86	(a)
Net investment income	1.14	(a)	1.94	(a)
Portfolio turnover	23	(n)	46	(n)
Net assets at end of period (000 omitted)	$57		$53

See Notes to Financial Statements

22

Financial Highlights – continued

Class R4	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)

Net asset value, beginning of period	$10.48		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.82		0.34
Total from investment operations	$0.89		$0.55
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.05)
From net realized gain on investments	—		(0.02)
Total distributions declared to shareholders	$(0.20)		$(0.07)
Net asset value, end of period (x)	$11.17		$10.48
Total return (%) (r)(s)(x)	8.55	(n)	5.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.52	(a)	6.16	(a)
Expenses after expense reductions (f)	0.64	(a)	0.61	(a)
Net investment income	1.39	(a)	2.19	(a)
Portfolio turnover	23	(n)	46	(n)
Net assets at end of period (000 omitted)	$57		$53

See Notes to Financial Statements

23

Financial Highlights – continued

Class R6	Six months ended 2/28/17 (unaudited)		Period ended 8/31/16 (c)

Net asset value, beginning of period	$10.48		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.81		0.34
Total from investment operations	$0.89		$0.55
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.05)
From net realized gain on investments	—		(0.02)
Total distributions declared to shareholders	$(0.20)		$(0.07)
Net asset value, end of period (x)	$11.17		$10.48
Total return (%) (r)(s)(x)	8.56	(n)	5.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.48	(a)	6.16	(a)
Expenses after expense reductions (f)	0.60	(a)	0.60	(a)
Net investment income	1.43	(a)	2.20	(a)
Portfolio turnover	23	(n)	46	(n)
Net assets at end of period (000 omitted)	$2,977		$2,742

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Global Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

25

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

26

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$5,403,398	$—	$—	$5,403,398
Mutual Funds	128,502	—	—	128,502
Total Investments	$5,531,900	$—	$—	$5,531,900

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

27

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/16
Ordinary income (including any short-term capital gains)	$19,607

28

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/17
Cost of investments	$5,017,120
Gross appreciation	651,094
Gross depreciation	(136,314)
Net unrealized appreciation (depreciation)	$514,780

As of 8/31/16
Undistributed ordinary income	58,904
Post-October capital loss deferral	(57,142)
Other temporary differences	7
Net unrealized appreciation (depreciation)	189,429

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after service. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/28/17	Period ended 8/31/16 (c)	Six months ended 2/28/17	Period ended 8/31/16 (c)
Class A	$4,127	$284	$—	$125
Class B	479	86	—	91
Class C	1,145	95	—	95
Class I	19,538	564	—	217
Class R1	479	86	—	91
Class R2	732	160	—	91
Class R3	859	198	—	91
Class R4	987	235	—	91
Class R6	51,663	12,298	—	4,709
Total	$80,009	$14,006	$—	$5,601

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

29

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.50%
Next $1.5 billion of average daily net assets	0.475%
Average daily net assets in excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2017, this management fee reduction amounted to $168, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2017, was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.60%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2017. For the six months ended February 28, 2017, this reduction amounted to $111,070, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $408 for the six months ended February 28, 2017, as a portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

30

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$292
Class B	0.75%	0.25%	1.00%	1.00%	266
Class C	0.75%	0.25%	1.00%	1.00%	545
Class R1	0.75%	0.25%	1.00%	1.00%	266
Class R2	0.25%	0.25%	0.50%	0.50%	134
Class R3	—	0.25%	0.25%	0.25%	67
Total Distribution and Service Fees					$1,570

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2017, this rebate amounted to $15 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the six months ended February 28, 2017.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2017, the fee was $129, which equated to 0.0056% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $540.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.3788% of the fund’s average daily net assets.

31

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2017, the fee paid by the fund under this agreement was $4 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 14, 2015, MFS purchased 5,000 shares each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4, and 260,000 shares of Class R6 for an aggregate amount of $3,000,000 as an initial investment in the fund. On March 16, 2016, MFS purchased 27,018 shares of Class I for an aggregate amount of 265,049.

At February 28, 2017, MFS held 49% of the outstanding shares of Class C and 100% of the outstanding shares of Class B, Class R1, Class R2, Class R3, Class R4, and Class R6.

(4) Portfolio Securities

For the six months ended February 28, 2017, purchases and sales of investments, other than short-term obligations, aggregated $1,999,714 and $1,060,668, respectively.

32

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/17		Period ended 8/31/16 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,926	$159,900	16,049	$160,696
Class B	—	—	5,000	50,000
Class C	1,046	11,059	10,219	98,635
Class I	72,943	792,214	88,975	891,394
Class R1	—	—	5,000	50,000
Class R2	—	—	5,000	50,000
Class R3	—	—	5,000	50,000
Class R4	—	—	5,000	50,000
Class R6	—	—	261,692	2,617,000
	88,915	$963,173	401,935	$4,017,725

Shares issued to shareholders in reinvestment of distributions
Class A	388	$4,127	41	$409
Class B	45	479	18	177
Class C	108	1,145	19	190
Class I	1,835	19,538	78	781
Class R1	44	479	18	177
Class R2	68	732	25	251
Class R3	80	859	29	289
Class R4	93	987	32	326
Class R6	4,852	51,663	1,692	17,007
	7,513	$80,009	1,952	$19,607

Shares reacquired
Class A	(1,772)	$(18,940)	(2)	$(21)
Class C	(763)	(8,250)	(207)	(2,023)
Class I	(997)	(10,629)	(856)	(8,808)
Class R6	—	—	(1,692)	(16,712)
	(3,532)	$(37,819)	(2,757)	$(27,564)

Net change
Class A	13,542	$145,087	16,088	$161,084
Class B	45	479	5,018	50,177
Class C	391	3,954	10,031	96,802
Class I	73,781	801,123	88,197	883,367
Class R1	44	479	5,018	50,177
Class R2	68	732	5,025	50,251
Class R3	80	859	5,029	50,289
Class R4	93	987	5,032	50,326
Class R6	4,852	51,663	261,692	2,617,295
	92,896	$1,005,363	401,130	$4,009,768

33

Notes to Financial Statements (unaudited) – continued

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2017, the fund’s commitment fee and interest expense were $16 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	103,774	693,043	(668,315)	128,502

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$175	$128,502

34

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

35

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

36

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2017

MFS® BLENDED RESEARCH® INTERNATIONAL EQUITY FUND

BRX-SEM

MFS® BLENDED RESEARCH® INTERNATIONAL EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Donald Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of still-low inflation. Even after the rise in yields following the election, interest rates remain low by historical standards.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.9%
BP PLC	1.7%
SoftBank Corp.	1.7%
Samsung Electronics Co. Ltd.	1.6%
Bayer AG	1.5%
Sumitomo Mitsui Financial Group, Inc.	1.5%
Rio Tinto Ltd.	1.5%
Zurich Insurance Group AG	1.5%
Siemens AG	1.4%
BNP Paribas	1.4%

Equity sectors
Financial Services	24.6%
Technology	9.2%
Basic Materials	8.1%
Utilities & Communications	7.8%
Health Care	7.4%
Consumer Staples	7.2%
Industrial Goods & Services	6.6%
Energy	6.1%
Retailing	5.0%
Autos & Housing	4.9%
Leisure	3.7%
Transportation	3.4%
Special Products & Services	2.3%

Issuer country weightings (x)
Japan	16.9%
United Kingdom	11.5%
France	8.2%
Canada	6.6%
China	5.8%
Germany	5.2%
South Korea	5.2%
Australia	4.2%
Switzerland	3.9%
Other Countries	32.5%

Currency exposure weightings (y)
Euro	21.0%
Japanese Yen	16.9%
British Pound Sterling	11.5%
United States Dollar	8.4%
Hong Kong Dollar	6.9%
South Korean Won	5.2%
Australian Dollar	4.2%
Swiss Franc	3.9%
Brazilian Real	3.7%
Other Currencies	18.3%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/28/17.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2016 through February 28, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/16	Ending Account Value 2/28/17	Expenses Paid During Period (p) 9/01/16-2/28/17
A	Actual	0.89%	$1,000.00	$1,055.11	$4.54
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
B	Actual	1.64%	$1,000.00	$1,050.10	$8.34
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
C	Actual	1.64%	$1,000.00	$1,050.10	$8.34
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
I	Actual	0.64%	$1,000.00	$1,056.41	$3.26
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R1	Actual	1.64%	$1,000.00	$1,050.10	$8.34
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
R2	Actual	1.14%	$1,000.00	$1,053.43	$5.80
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R3	Actual	0.89%	$1,000.00	$1,054.88	$4.53
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R4	Actual	0.64%	$1,000.00	$1,056.32	$3.26
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R6	Actual	0.59%	$1,000.00	$1,056.73	$3.01
	Hypothetical (h)	0.59%	$1,000.00	$1,021.87	$2.96

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 94.5%
Issuer	Shares/Par	Value ($)
Airlines - 1.0%
Aena S.A.	13,001	$1,859,387

Alcoholic Beverages - 1.5%
AmBev S.A.	87,000	$498,901
Becle S.A.B. de C.V. (a)	26,700	43,788
China Resources Enterprise Ltd. (a)	936,000	2,124,505

		$2,667,194
Apparel Manufacturers - 1.7%
Burberry Group PLC	36,099	$773,135
LVMH Moet Hennessy Louis Vuitton SE	9,050	1,816,364
Pou Chen Corp.	437,000	593,126

		$3,182,625
Automotive - 4.1%
Hyundai Motor Co. Ltd.	15,843	$2,094,653
Kia Motors Corp.	52,928	1,790,401
Magna International, Inc.	37,285	1,598,035
Mazda Motor Corp.	35,000	490,988
Nissan Motor Co. Ltd.	151,000	1,486,546

		$7,460,623
Business Services - 1.2%
Ashtead Group PLC	25,338	$520,657
Experian Group Ltd.	37,396	741,053
Itochu Corp.	67,100	971,455

		$2,233,165
Chemicals - 1.1%
Mitsubishi Chemical Holdings Corp.	251,500	$1,931,275

Computer Software - 1.0%
Check Point Software Technologies Ltd. (a)	8,750	$865,463
Open Text Corp.	30,012	989,796

		$1,855,259
Computer Software - Systems - 3.4%
Fujitsu Ltd.	249,000	$1,446,636
Hitachi Ltd.	321,000	1,768,079

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - continued
Hon Hai Precision Industry Co. Ltd., GDR	404,582	$2,395,125
NICE Systems Ltd., ADR	7,090	483,893

		$6,093,733
Conglomerates - 0.6%
First Pacific Co. Ltd.	1,556,000	$1,142,511

Construction - 0.8%
Bellway PLC	42,908	$1,387,497

Consumer Products - 1.2%
Svenska Cellulosa Aktiebolaget	69,250	$2,128,149

Consumer Services - 0.4%
Kroton Educacional S.A.	185,900	$816,861

Containers - 0.4%
Smurfit Kappa Group PLC	24,611	$654,560

Electrical Equipment - 3.3%
Legrand S.A.	40,760	$2,298,099
Schneider Electric S.A.	17,292	1,170,410
Siemens AG	20,083	2,612,683

		$6,081,192
Electronics - 3.9%
Samsung Electronics Co. Ltd.	1,692	$2,875,989
SK Hynix, Inc.	17,190	709,947
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	110,811	3,487,222

		$7,073,158
Energy - Independent - 1.4%
Galp Energia SGPS S.A., “B”	144,769	$2,130,284
INPEX Corp.	45,700	453,969

		$2,584,253
Energy - Integrated - 4.7%
BP PLC	550,102	$3,095,906
China Petroleum & Chemical Corp.	1,922,000	1,490,479
Eni S.p.A.	111,483	1,714,885
LUKOIL PJSC, ADR	17,749	938,478
Suncor Energy, Inc.	40,906	1,281,585

		$8,521,333

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Engineering - Construction - 2.2%
Bouygues S.A.	18,756	$722,675
Hochtief AG	10,933	1,667,868
VINCI S.A.	21,227	1,529,400

		$3,919,943
Food & Beverages - 3.3%
AVI Ltd.	97,702	$709,443
Bakkafrost P/f	51,999	1,936,433
BRF S.A.	36,500	476,577
Marine Harvest	69,729	1,219,332
Nestle S.A.	7,914	585,069
S Foods, Inc.	36,000	1,019,004

		$5,945,858
Food & Drug Stores - 2.2%
Alimentation Couche-Tard, Inc., “B”	33,762	$1,501,268
CP All PLC	308,300	529,945
Wesfarmers Ltd.	61,483	2,013,779

		$4,044,992
Forest & Paper Products - 1.0%
Fibria Celulose S.A.	114,400	$977,419
UPM-Kymmene Corp.	34,410	817,662

		$1,795,081
Gaming & Lodging - 0.6%
Ladbrokes PLC	437,092	$663,856
Sands China Ltd.	114,000	475,802

		$1,139,658
Insurance - 5.0%
AMP Ltd.	201,859	$755,255
AXA	31,565	744,708
Beazley PLC	228,583	1,230,986
QBE Insurance Group Ltd.	149,591	1,411,852
Sony Financial Holdings, Inc.	32,100	564,025
Tokio Marine Holding, Inc.	38,500	1,685,714
Zurich Insurance Group AG	9,561	2,639,782

		$9,032,322
Internet - 0.9%
Alibaba Group Holding Ltd., ADR (a)	7,608	$782,863
NetEase.com, Inc., ADR	2,700	823,662

		$1,606,525

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 1.1%
Atlas Copco AB, “A”	61,960	$2,029,045

Major Banks - 12.0%
Banco do Brasil S.A.	146,400	$1,557,647
Bank of China Ltd.	2,334,000	1,181,597
BNP Paribas	44,329	2,589,022
China Construction Bank	2,287,000	1,882,535
Industrial & Commercial Bank of China, “H”	3,431,000	2,249,648
Lloyds Banking Group PLC	673,671	574,030
Mitsubishi UFJ Financial Group, Inc.	186,900	1,228,421
National Australia Bank Ltd.	86,752	2,127,743
Sumitomo Mitsui Financial Group, Inc.	68,600	2,672,680
Toronto-Dominion Bank	36,909	1,904,504
UBS AG	161,989	2,495,116
Westpac Banking Corp.	49,268	1,272,976

		$21,735,919
Medical & Health Technology & Services - 0.2%
Toho Holdings Co. Ltd.	18,300	$395,337

Medical Equipment - 0.7%
Nihon Kohden Corp.	40,000	$875,517
Nipro Corp.	32,100	415,161

		$1,290,678
Metals & Mining - 3.1%
Glencore PLC	274,268	$1,096,018
POSCO	2,845	713,294
Rio Tinto Ltd.	65,326	2,672,541
Ternium S.A., ADR	45,380	1,203,478

		$5,685,331
Natural Gas - Distribution - 0.7%
Engie	98,904	$1,209,148

Other Banks & Diversified Financials - 4.0%
DBS Group Holdings Ltd.	183,000	$2,445,833
Intesa Sanpaolo S.p.A.	743,197	1,732,154
ORIX Corp.	61,200	951,952
Sberbank of Russia, ADR	135,619	1,479,603
Turkiye Garanti Bankasi A.S.	271,322	642,685

		$7,252,227

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 6.5%
Bayer AG	24,313	$2,673,595
Gedeon Richter PLC	27,905	618,916
Indivior PLC	140,020	607,582
KYORIN Holdings, Inc.	32,100	677,459
Merck KGaA	16,789	1,834,652
Roche Holding AG	5,932	1,445,273
Sanofi	13,424	1,156,625
Shionogi & Co. Ltd.	27,500	1,345,810
Sumitomo Dainippon Pharma Co., Ltd.	24,800	437,744
Teva Pharmaceutical Industries Ltd., ADR	27,127	949,988

		$11,747,644
Precious Metals & Minerals - 0.2%
Sibanye Gold Ltd.	160,824	$322,568

Printing & Publishing - 2.0%
Informa PLC	200,698	$1,673,523
Transcontinental, Inc., “A”	124,985	1,903,664

		$3,577,187
Railroad & Shipping - 1.0%
Canadian National Railway Co.	27,037	$1,886,371

Real Estate - 2.4%
Link REIT	192,500	$1,327,903
Sun Hung Kai Properties Ltd.	50,000	731,041
TAG Immobilien AG	50,321	687,433
Unibail-Rodamco, REIT	6,771	1,544,747

		$4,291,124
Restaurants - 1.1%
Greggs PLC	34,538	$419,136
Restaurant Brands International	18,089	986,846
Whitbread PLC	13,200	626,505

		$2,032,487
Specialty Chemicals - 2.4%
Akzo Nobel N.V.	23,285	$1,561,738
JSR Corp.	99,400	1,697,882
PTT Global Chemical PLC	498,700	1,017,959

		$4,277,579

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 1.0%
Just Eat PLC (a)	173,525	$1,077,669
K’s Holdings Corp.	46,500	826,979

		$1,904,648
Telecommunications - Wireless - 2.7%
SoftBank Corp.	40,500	$3,014,473
Vodafone Group PLC	793,869	1,988,862

		$5,003,335
Telephone Services - 1.6%
Nippon Television Holdings, Inc.	45,700	$1,932,625
TDC A.S. (a)	168,492	906,711

		$2,839,336
Tobacco - 1.3%
Japan Tobacco, Inc.	45,700	$1,528,283
PT Gudang Garam Tbk	169,000	834,482

		$2,362,765
Trucking - 1.3%
Imperial Holdings, Ltd.	123,269	$1,570,288
Yamato Holdings Co. Ltd.	36,500	797,448

		$2,367,736
Utilities - Electric Power - 2.3%
Energias de Portugal S.A.	401,196	$1,240,653
Korea Electric Power Corp. (a)	33,211	1,280,566
SSE PLC	88,985	1,701,527

		$4,222,746
Total Common Stocks (Identified Cost, $164,235,019)		$171,590,365

Preferred Stocks - 1.8%
Other Banks & Diversified Financials - 1.3%
Banco Bradesco S.A.	105,200	$1,130,114
Itau Unibanco Holding S.A.	95,740	1,231,910

		$2,362,024
Telephone Services - 0.5%
Telecom Italia S.p.A.	1,342,945	$894,888
Total Preferred Stocks (Identified Cost, $2,806,457)		$3,256,912

11

Portfolio of Investments (unaudited) – continued

Money Market Funds - 2.2%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.64% (v) (Identified Cost, $4,006,213)	4,006,240	$4,006,240
Total Investments (Identified Cost, $171,047,689)		$178,853,517

Other Assets, Less Liabilities - 1.5%		2,679,198
Net Assets - 100.0%		$181,532,715

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $167,041,476)	$174,847,277
Underlying affiliated funds, at value (identified cost, $4,006,213)	4,006,240
Total investments, at value (identified cost, $171,047,689)	$178,853,517
Foreign currency, at value (identified cost, $5)	5
Receivables for
Fund shares sold	2,322,010
Interest	472,437
Receivable from investment adviser	4,709
Other assets	1,252
Total assets	$181,653,930
Liabilities
Payable for fund shares reacquired	$27,115
Payable to affiliates
Shareholder servicing costs	293
Distribution and service fees	18
Payable for independent Trustees’ compensation	12
Deferred country tax expense payable	22,157
Accrued expenses and other liabilities	71,620
Total liabilities	$121,215
Net assets	$181,532,715
Net assets consist of
Paid-in capital	$174,697,846
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $22,157 deferred country tax)	7,792,639
Accumulated net realized gain (loss) on investments and foreign currency	(1,214,630)
Undistributed net investment income	256,860
Net assets	$181,532,715
Shares of beneficial interest outstanding	17,558,443

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$291,194	28,216	$10.32
Class B	64,177	6,246	10.27
Class C	76,243	7,421	10.27
Class I	831,785	80,476	10.34
Class R1	51,857	5,047	10.27
Class R2	52,239	5,057	10.33
Class R3	52,492	5,059	10.38
Class R4	52,621	5,090	10.34
Class R6	180,060,107	17,415,831	10.34

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.95 [100 / 94.25 x $10.32]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$1,801,988
Dividends from underlying affiliated funds	6,997
Foreign taxes withheld	(158,419)
Total investment income	$1,650,566
Expenses
Management fee	$420,612
Distribution and service fees	1,272
Shareholder servicing costs	598
Administrative services fee	17,680
Independent Trustees’ compensation	1,100
Custodian fee	25,590
Shareholder communications	3,726
Audit and tax fees	24,486
Legal fees	715
Registration fees	58,194
Miscellaneous	9,991
Total expenses	$563,964
Reduction of expenses by investment adviser	(64,748)
Net expenses	$499,216
Net investment income	$1,151,350
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $90 country tax)	$(1,014,794)
Underlying affiliated funds	1
Foreign currency	(61,132)
Net realized gain (loss) on investments and foreign currency	$(1,075,925)
Change in unrealized appreciation (depreciation)
Investments (net of $21,977 increase in deferred country tax)	$9,617,526
Translation of assets and liabilities in foreign currencies	9,815
Net unrealized gain (loss) on investments and foreign currency translation	$9,627,341
Net realized and unrealized gain (loss) on investments and foreign currency	$8,551,416
Change in net assets from operations	$9,702,766

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/17 (unaudited)	Period ended 8/31/16 (c)
From operations
Net investment income	$1,151,350	$177,772
Net realized gain (loss) on investments and foreign currency	(1,075,925)	(225,285)
Net unrealized gain (loss) on investments and foreign currency translation	9,627,341	(1,834,702)
Change in net assets from operations	$9,702,766	$(1,882,215)
Distributions declared to shareholders
From net investment income	$(950,103)	$(20,051)
From net realized gain on investments	—	(16,010)
Total distributions declared to shareholders	$(950,103)	$(36,061)
Change in net assets from fund share transactions	$8,334,657	$166,363,671
Total change in net assets	$17,087,320	$164,445,395
Net assets
At beginning of period	164,445,395	—
At end of period (including undistributed net investment income of $256,860 and $55,613, respectively)	$181,532,715	$164,445,395

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 2/28/17		Period ended 8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$9.82		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.49		(0.32)
Total from investment operations	$0.54		$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.06)
From net realized gain on investments	—		(0.05)
Total distributions declared to shareholders	$(0.04)		$(0.11)
Net asset value, end of period (x)	$10.32		$9.82
Total return (%) (r)(s)(t)(x)	5.51	(n)	(0.64	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	5.84	(a)
Expenses after expense reductions (f)	0.89	(a)	0.89	(a)
Net investment income	1.01	(a)(l)	2.70	(a)
Portfolio turnover	25	(n)	64	(n)
Net assets at end of period (000 omitted)	$291		$139

See Notes to Financial Statements

17

Financial Highlights – continued

Class B	Six months ended 2/28/17		Period ended 8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$9.78		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		(0.28)
Total from investment operations	$0.49		$(0.13)
Less distributions declared to shareholders
From net investment income	$—		$(0.04)
From net realized gain on investments	—		(0.05)
Total distributions declared to shareholders	$—		$(0.09)
Net asset value, end of period (x)	$10.27		$9.78
Total return (%) (r)(s)(t)(x)	5.01	(n)	(1.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	7.12	(a)
Expenses after expense reductions (f)	1.64	(a)	1.63	(a)
Net investment income	0.32	(a)(l)	1.64	(a)
Portfolio turnover	25	(n)	64	(n)
Net assets at end of period (000 omitted)	$64		$54

See Notes to Financial Statements

18

Financial Highlights – continued

Class C	Six months ended 2/28/17		Period ended 8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$9.78		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		(0.29)
Total from investment operations	$0.49		$(0.13)
Less distributions declared to shareholders
From net investment income	$—		$(0.04)
From net realized gain on investments	—		(0.05)
Total distributions declared to shareholders	$—		$(0.09)
Net asset value, end of period (x)	$10.27		$9.78
Total return (%) (r)(s)(t)(x)	5.01	(n)	(1.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	7.03	(a)
Expenses after expense reductions (f)	1.64	(a)	1.63	(a)
Net investment income	0.42	(a)(l)	1.70	(a)
Portfolio turnover	25	(n)	64	(n)
Net assets at end of period (000 omitted)	$76		$59

See Notes to Financial Statements

19

Financial Highlights – continued

Class I	Six months ended 2/28/17		Period ended 8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$9.84		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	0.49		(0.37)
Total from investment operations	$0.55		$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.07)
From net realized gain on investments	—		(0.05)
Total distributions declared to shareholders	$(0.05)		$(0.12)
Net asset value, end of period (x)	$10.34		$9.84
Total return (%) (r)(s)(x)	5.64	(n)	(0.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	4.94	(a)
Expenses after expense reductions (f)	0.64	(a)	0.64	(a)
Net investment income	1.29	(a)(l)	3.65	(a)
Portfolio turnover	25	(n)	64	(n)
Net assets at end of period (000 omitted)	$832		$640
See Notes to Financial Statements

20

Financial Highlights – continued

Class R1	Six months ended 2/28/17		Period ended 8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$9.78		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		(0.28)
Total from investment operations	$0.49		$(0.13)
Less distributions declared to shareholders
From net investment income	$—		$(0.04)
From net realized gain on investments	—		(0.05)
Total distributions declared to shareholders	$—		$(0.09)
Net asset value, end of period (x)	$10.27		$9.78
Total return (%) (r)(s)(x)	5.01	(n)	(1.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	7.19	(a)
Expenses after expense reductions (f)	1.64	(a)	1.63	(a)
Net investment income	0.34	(a)(l)	1.60	(a)
Portfolio turnover	25	(n)	64	(n)
Net assets at end of period (000 omitted)	$52		$49

See Notes to Financial Statements

21

Financial Highlights – continued

Class R2	Six months ended 2/28/17		Period ended 8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$9.81		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		(0.28)
Total from investment operations	$0.52		$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.05)
From net realized gain on investments	—		(0.05)
Total distributions declared to shareholders	$(0.00	)(w)	$(0.10)
Net asset value, end of period (x)	$10.33		$9.81
Total return (%) (r)(s)(x)	5.34	(n)	(0.82	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	6.68	(a)
Expenses after expense reductions (f)	1.14	(a)	1.13	(a)
Net investment income	0.83	(a)(l)	2.11	(a)
Portfolio turnover	25	(n)	64	(n)
Net assets at end of period (000 omitted)	$52		$50

See Notes to Financial Statements

22

Financial Highlights – continued

Class R3	Six months ended 2/28/17		Period ended 8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$9.84		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.49		(0.34)
Total from investment operations	$0.54		$(0.05)
Less distributions declared to shareholders
From net investment income	$—		$(0.06)
From net realized gain on investments	—		(0.05)
Total distributions declared to shareholders	$—		$(0.11)
Net asset value, end of period (x)	$10.38		$9.84
Total return (%) (r)(s)(x)	5.49	(n)	(0.44	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	5.94	(a)
Expenses after expense reductions (f)	0.89	(a)	0.87	(a)
Net investment income	1.09	(a)(l)	3.16	(a)
Portfolio turnover	25	(n)	64	(n)
Net assets at end of period (000 omitted)	$52		$50

See Notes to Financial Statements

23

Financial Highlights – continued

Class R4	Six months ended 2/28/17		Period ended 8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$9.84		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		(0.28)
Total from investment operations	$0.55		$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.07)
From net realized gain on investments	—		(0.05)
Total distributions declared to shareholders	$(0.05)		$(0.12)
Net asset value, end of period (x)	$10.34		$9.84
Total return (%) (r)(s)(x)	5.63	(n)	(0.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	6.18	(a)
Expenses after expense reductions (f)	0.64	(a)	0.63	(a)
Net investment income	1.33	(a)(l)	2.60	(a)
Portfolio turnover	25	(n)	64	(n)
Net assets at end of period (000 omitted)	$53		$50

See Notes to Financial Statements

24

Financial Highlights – continued

Class R6	Six months ended 2/28/17		Period ended 8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$9.84		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.49		(0.28)
Total from investment operations	$0.56		$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.07)
From net realized gain on investments	—		(0.05)
Total distributions declared to shareholders	$(0.06)		$(0.12)
Net asset value, end of period (x)	$10.34		$9.84
Total return (%) (r)(s)(x)	5.67	(n)	(0.36	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	3.06	(a)
Expenses after expense reductions (f)	0.59	(a)	0.60	(a)
Net investment income	1.37	(a)(l)	2.61	(a)
Portfolio turnover	25	(n)	64	(n)
Net assets at end of period (000 omitted)	$180,060		$163,355

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research International Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

26

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

27

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$30,615,460	$—	$—	$30,615,460
United Kingdom	20,850,484	—	—	20,850,484
France	14,781,198	—	—	14,781,198
Germany	12,052,069	—	—	12,052,069
China	10,535,289	—	—	10,535,289
Canada	9,476,231	—	—	9,476,231
South Korea	9,464,850	—	—	9,464,850
Switzerland	7,581,605	—	—	7,581,605
Hong Kong	7,165,241	—	—	7,165,241
Other Countries	50,776,946	1,547,904	—	52,324,850
Mutual Funds	4,006,240	—	—	4,006,240
Total Investments	$177,305,613	$1,547,904	$—	$178,853,517

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

28

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the period ended August 31, 2016, there were no significant adjustments due to differences between book and tax accounting.

29

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/16
Ordinary income (including any short-term capital gains)	$36,061

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/17
Cost of investments	$171,072,649
Gross appreciation	13,005,724
Gross depreciation	(5,224,856)
Net unrealized appreciation (depreciation)	$7,780,868

As of 8/31/16
Undistributed ordinary income	50,846
Post-October capital loss deferral	(113,745)
Other temporary differences	3,740
Net unrealized appreciation (depreciation)	(1,858,635)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/28/17	Period ended 8/31/16 (c)	Six months ended 2/28/17	Period ended 8/31/16 (c)
Class A	$857	$353	$—	$305
Class B	—	194	—	266
Class C	—	194	—	266
Class I	4,032	342	—	266
Class R1	—	194	—	266
Class R2	20	268	—	266
Class R3	—	305	—	266
Class R4	261	342	—	266
Class R6	944,933	17,859	—	13,843
Total	$950,103	$20,051	$—	$16,010

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

30

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.50%
Next $1.5 billion of average daily net assets	0.475%
Average daily net assets in excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2017, this management fee reduction amounted to $6,149, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.60%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2017. For the six months ended February 28, 2017, this reduction amounted to $58,599, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $137 for the six months ended February 28, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

31

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$249
Class B	0.75%	0.25%	1.00%	1.00%	292
Class C	0.75%	0.25%	1.00%	1.00%	297
Class R1	0.75%	0.25%	1.00%	1.00%	248
Class R2	0.25%	0.25%	0.50%	0.50%	124
Class R3	—	0.25%	0.25%	0.25%	62
Total Distribution and Service Fees					$1,272

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the six months ended February 28, 2017.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2017, were as follows:

Amount
Class A	$—
Class B	—
Class C	99

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2017, the fee was $84, which equated to 0.0001% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $514.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on

32

Notes to Financial Statements (unaudited) – continued

average daily net assets. The administrative services fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.0210% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2017, the fee paid by the fund under this agreement was $157 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 14, 2015, MFS purchased 260,000 shares of Class R6 and 5,000 shares each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 for an aggregate amount of $3,000,000 as an initial investment in the fund. On March 16, 2016, MFS purchased 34,440 shares of Class I for an aggregate amount of $325,806. On September 22, 2016, MFS sold 247,280 shares of Class R6 for an aggregate amount of $2,500,000.

At February 28, 2017, MFS held approximately 81%, 68%, 100%, 100%, 100%, and 100% of the outstanding shares of Class B, Class C, Class R1, Class R2, Class R3, and Class R4, respectively.

(4) Portfolio Securities

For the six months ended February 28, 2017, purchases and sales of investments, other than short-term obligations, aggregated $46,426,278 and $41,021,507, respectively.

33

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/17		Period ended 8/31/16 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,838	$146,691	14,637	$139,553
Class B	818	8,180	5,434	54,220
Class C	2,374	24,163	6,036	59,994
Class I	21,058	209,036	68,916	639,937
Class R1	—	—	5,000	50,000
Class R2	—	—	5,000	50,000
Class R3	—	—	25,912	238,907
Class R4	—	—	5,000	50,000
Class R6	1,914,096	19,033,922	16,629,085	165,626,422
	1,953,184	$19,421,992	16,765,020	$166,909,033

Shares issued to shareholders in reinvestment of distributions
Class A	87	$857	68	$658
Class B	—	—	47	460
Class C	—	—	47	460
Class I	410	4,032	63	608
Class R1	—	—	47	460
Class R2	2	20	55	534
Class R3	—	—	59	571
Class R4	27	261	63	608
Class R6	96,030	944,933	3,268	31,702
	96,556	$950,103	3,717	$36,061

Shares reacquired
Class A	(841)	$(8,499)	(573)	$(5,483)
Class B	(47)	(465)	(6)	(57)
Class C	(1,036)	(9,914)	—	—
Class I	(6,015)	(60,397)	(3,956)	(38,165)
Class R3	—	—	(20,912)	(201,008)
Class R6	(1,192,767)	(11,958,163)	(33,881)	(336,710)
	(1,200,706)	$(12,037,438)	(59,328)	$(581,423)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/17		Period ended 8/31/16 (c)
	Shares	Amount	Shares	Amount
Net change
Class A	14,084	$139,049	14,132	$134,728
Class B	771	7,715	5,475	54,623
Class C	1,338	14,249	6,083	60,454
Class I	15,453	152,671	65,023	602,380
Class R1	—	—	5,047	50,460
Class R2	2	20	5,055	50,534
Class R3	—	—	5,059	38,470
Class R4	27	261	5,063	50,608
Class R6	817,359	8,020,692	16,598,472	165,321,414
	849,034	$8,334,657	16,709,409	$166,363,671

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 24%, 23%, 10%, 10%, 9%, 8%, 8%, 6%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2017, the fund’s commitment fee and interest expense were $372 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,620,081	18,680,244	(19,294,085)	4,006,240

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1	$—	$6,997	$4,006,240

36

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

37

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

38

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2017

MFS® GLOBAL NEW DISCOVERY FUND

GND-SEM

MFS® GLOBAL NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Donald Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of still-low inflation. Even after the rise in yields following the election, interest rates remain low by historical standards.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Fuji Seal International, Inc.	1.6%
Koito Manufacturing Co. Ltd.	1.5%
Bunzl PLC	1.3%
Bakkafrost P/f	1.3%
SS&C Technologies Holdings, Inc.	1.1%
Fukuda Denshi Co. Ltd.	1.1%
Bright Horizons Family Solutions, Inc.	1.1%
Stanley Electric Co. Ltd.	1.0%
OBIC Business Consultants Co. Ltd.	1.0%
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1.0%

Equity sectors
Special Products & Services	16.6%
Health Care	10.3%
Technology	9.6%
Leisure	9.0%
Retailing	9.0%
Basic Materials	8.6%
Autos & Housing	8.5%
Consumer Staples	8.3%
Industrial Goods & Services	8.0%
Financial Services	7.5%
Energy	1.4%
Utilities & Communications	1.3%
Transportation	1.1%

Issuer country weightings (x)
United States	40.4%
United Kingdom	15.6%
Japan	14.4%
Norway	3.8%
Germany	3.5%
Canada	2.6%
France	2.4%
Ireland	1.7%
Sweden	1.3%
Other Countries	14.3%

Currency exposure weightings (y)
United States Dollar	42.8%
British Pound Sterling	16.6%
Japanese Yen	14.4%
Euro	10.3%
Norwegian Krone	3.8%
Canadian Dollar	1.8%
Swedish Krona	1.3%
Turkish Lira	1.0%
Hong Kong Dollar	1.0%
Other Currencies	7.0%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/28/17.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2016 through February 28, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/16	Ending Account Value 2/28/17	Expenses Paid During Period (p) 9/01/16-2/28/17
A	Actual	1.50%	$1,000.00	$1,033.23	$7.56
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
B	Actual	2.25%	$1,000.00	$1,029.74	$11.32
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
C	Actual	2.24%	$1,000.00	$1,029.74	$11.27
	Hypothetical (h)	2.24%	$1,000.00	$1,013.69	$11.18
I	Actual	1.25%	$1,000.00	$1,035.05	$6.31
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R1	Actual	2.25%	$1,000.00	$1,029.74	$11.32
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
R2	Actual	1.75%	$1,000.00	$1,032.14	$8.82
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
R3	Actual	1.50%	$1,000.00	$1,033.91	$7.56
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
R4	Actual	1.25%	$1,000.00	$1,034.37	$6.31
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R6	Actual	1.14%	$1,000.00	$1,035.59	$5.75
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class C shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%
Issuer	Shares/Par	Value ($)
Aerospace - 1.6%
Leidos Holdings, Inc.	3,088	$164,586
MTU Aero Engines Holding AG	1,238	157,122
Saab AB	2,433	96,494

		$418,202
Alcoholic Beverages - 0.6%
Thai Beverage PLC	226,600	$153,611

Apparel Manufacturers - 0.9%
Burberry Group PLC	4,238	$90,766
Hanesbrands, Inc.	6,692	133,907

		$224,673
Automotive - 5.1%
Hella KGaA Hueck & Co.	3,202	$126,563
Kar Auction Services, Inc.	4,129	185,062
Koito Manufacturing Co. Ltd.	7,400	381,379
LKQ Corp. (a)	7,441	234,987
Stanley Electric Co. Ltd.	9,700	273,270
Thai Stanley Electric PLC	10,300	61,967
USS Co. Ltd.	4,800	82,204

		$1,345,432
Broadcasting - 0.9%
Nippon BS Broadcasting Corp.	14,800	$136,216
Proto Corp.	6,300	86,415

		$222,631
Brokerage & Asset Managers - 1.9%
NASDAQ, Inc.	3,320	$236,085
Rathbone Brothers PLC	4,154	116,595
Raymond James Financial, Inc.	1,933	151,856

		$504,536
Business Services - 11.8%
Amadeus IT Holding S.A.	4,551	$211,680
Amsterdam Commodities N.V.	3,155	74,870
Asiakastieto Group Oyj	7,492	150,010
Auto Trader Group PLC	20,011	98,131
Babcock International Group PLC	7,058	83,025

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Brenntag AG	920	$52,748
Bunzl PLC	11,902	333,032
Cerved Information Solutions S.p.A.	18,723	167,210
Cielo S.A.	7,900	69,274
CoStar Group, Inc. (a)	609	123,737
Diploma PLC	5,930	78,807
Elior Participations SCA	7,770	174,385
Elis S.A.	5,465	102,476
Fiserv, Inc. (a)	1,615	186,371
FleetCor Technologies, Inc. (a)	1,459	248,030
Global Payments, Inc.	3,151	251,103
Sodexo	556	60,994
Total System Services, Inc.	2,454	133,694
Travelport Worldwide Ltd.	12,885	163,640
WNS (Holdings) Ltd., ADR (a)	4,179	118,057
ZPG PLC	44,291	204,171

		$3,085,445
Computer Software - 3.8%
Cadence Design Systems, Inc. (a)	6,545	$202,241
Linedata Services	1,925	93,259
OBIC Business Consultants Co. Ltd.	5,600	272,162
OBIC Co. Ltd.	4,600	214,144
Sabre Corp.	9,053	198,351

		$980,157
Computer Software - Systems - 3.1%
EMIS Group PLC	9,773	$109,445
Linx S.A.	10,600	56,458
NICE Systems Ltd., ADR	3,684	251,433
Servelec Group PLC	32,786	114,725
SS&C Technologies Holdings, Inc.	8,089	283,277

		$815,338
Conglomerates - 0.7%
DCC PLC	2,177	$185,446

Construction - 2.8%
Bovis Homes Group PLC	8,688	$84,088
GMS, Inc. (a)	6,936	208,635
Siteone Landscape Supply, Inc. (a)	3,921	153,742
Somfy S.A.	118	51,254
Techtronic Industries Co. Ltd.	37,000	132,502

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - continued
Volution Group PLC	47,447	$104,208

		$734,429
Consumer Products - 1.5%
Dabur India Ltd.	14,703	$61,021
Hengan International Group Co. Ltd.	15,000	128,109
Kobayashi Pharmaceutical Co. Ltd.	1,800	83,315
Mitsubishi Pencil Co. Ltd.	2,400	120,486

		$392,931
Consumer Services - 3.6%
51job, Inc., ADR (a)	1,800	$64,710
Asante, Inc.	12,900	195,776
Bright Horizons Family Solutions, Inc. (a)	3,974	274,643
Dignity PLC	7,061	227,365
Nord Anglia Education, Inc. (a)	7,856	184,380

		$946,874
Containers - 3.5%
Berry Plastics Group, Inc. (a)	5,175	$260,458
Fuji Seal International, Inc.	20,400	409,652
Mayr-Melnhof Karton AG	1,177	130,178
RPC Group PLC	9,290	105,246

		$905,534
Electrical Equipment - 1.2%
AMETEK, Inc.	4,521	$243,998
IMI PLC	4,860	74,839

		$318,837
Electronics - 1.2%
Analog Devices, Inc.	2,044	$167,465
Mercury Systems, Inc. (a)	3,834	143,238

		$310,703
Engineering - Construction - 0.6%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	5,036	$47,123
Team, Inc. (a)	3,504	120,362

		$167,485
Entertainment - 1.5%
Live Nation, Inc. (a)	8,543	$242,707
Merlin Entertainment	22,674	138,424

		$381,131

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 6.2%
Bakkafrost P/f	8,797	$327,599
Cranswick PLC	5,045	145,923
Greencore Group PLC	70,654	227,594
Grupo Lala S.A.B. de C.V.	47,710	78,434
Leroy Seafood Group A.S.A.	3,400	179,500
M. Dias Branco S.A. Industria e Comercio de Alimentos	2,900	128,827
Qinqin Foodstuffs Group (Cayman) Co. Ltd. (a)	3,000	1,024
S Foods, Inc.	5,800	164,173
Scandi Standard AB	28,027	163,785
Total Produce PLC	100,101	195,126

		$1,611,985
Food & Drug Stores - 0.9%
Booker Group PLC	56,842	$140,430
Clicks Group Ltd.	8,944	87,616

		$228,046
Furniture & Appliances - 0.6%
SEB S.A.	1,169	$154,000

Gaming & Lodging - 1.0%
Paddy Power Betfair PLC	2,261	$247,591

General Merchandise - 3.2%
B&M European Value Retail S.A.	25,625	$94,818
Dollar Tree, Inc. (a)	1,567	120,158
Dollarama, Inc.	2,749	211,691
Five Below, Inc. (a)	4,829	186,158
Mr Price Group Ltd.	4,826	62,544
Seria Co. Ltd.	2,100	165,241

		$840,610
Insurance - 1.0%
Jardine Lloyd Thompson Group PLC	8,307	$106,170
Sony Financial Holdings, Inc.	9,200	161,652

		$267,822
Internet - 1.5%
LogMeIn, Inc.	2,181	$200,107
Rightmove PLC	4,118	200,867

		$400,974
Leisure & Toys - 0.3%
Thule Group AB	5,616	$89,778

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 3.7%
Allison Transmission Holdings, Inc.	6,647	$239,159
Daikin Industries Ltd.	1,600	151,889
Nissei ASB Machine Co. Ltd.	7,200	155,158
Ritchie Bros. Auctioneers, Inc.	6,013	202,578
Spirax Sarco Engineering PLC	2,045	112,895
WABCO Holdings, Inc. (a)	1,013	113,740

		$975,419
Medical & Health Technology & Services - 3.6%
Capital Senior Living Corp. (a)	9,804	$164,707
Healthcare Services Group, Inc.	5,440	225,107
INC Research Holdings, Inc., “A” (a)	2,911	127,065
MEDNAX, Inc. (a)	2,376	169,147
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	287,667	264,814

		$950,840
Medical Equipment - 6.3%
Fisher & Paykel Healthcare Corp. Ltd.	19,908	$130,635
Fukuda Denshi Co. Ltd.	4,700	274,859
Gerresheimer AG	2,172	170,298
Nakanishi, Inc.	2,200	87,632
NxStage Medical, Inc. (a)	4,897	139,858
PerkinElmer, Inc.	4,177	226,644
Sonova Holding AG	438	57,522
Steris PLC	3,505	245,806
Techno Medica Co. Ltd.	7,800	161,700
VWR Corp. (a)	5,021	141,090

		$1,636,044
Natural Gas - Pipeline - 0.5%
EQT Midstream Partners LP	1,647	$129,817

Oil Services - 1.4%
Aker Solutions ASA (a)	25,318	$146,560
Forum Energy Technologies, Inc. (a)	6,118	132,761
Keane Group, Inc. (a)(l)	5,039	88,283

		$367,604
Other Banks & Diversified Financials - 0.9%
Element Fleet Management Corp.	12,943	$137,109
First Republic Bank	1,093	102,556

		$239,665
Pharmaceuticals - 0.4%
Genomma Lab Internacional S.A., “B” (a)	99,291	$114,109

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pollution Control - 0.8%
Clean Harbors, Inc. (a)	3,587	$207,903

Railroad & Shipping - 0.6%
DP World Ltd.	5,156	$109,153
StealthGas, Inc. (a)	9,596	42,222

		$151,375
Real Estate - 3.6%
Big Yellow Group PLC, REIT	14,808	$134,318
LEG Immobilien AG	1,510	124,440
Medical Properties Trust, Inc., REIT	8,180	109,776
OUTFRONT Media, Inc., REIT	5,371	139,377
STAG Industrial, Inc., REIT	4,882	126,102
Store Capital Corp., REIT	5,626	140,144
Tanger Factory Outlet Centers, Inc., REIT	4,729	160,171

		$934,328
Restaurants - 5.4%
Aramark	5,450	$194,783
Arcos Dorados Holdings, Inc. (a)	18,096	112,195
Dave & Buster’s, Inc. (a)	2,436	139,315
Domino’s Pizza Group PLC	34,328	163,568
Dunkin Brands Group, Inc.	2,367	130,209
Heian Ceremony Service Co.	20,300	179,790
Performance Food Group Co. (a)	10,371	244,756
U.S. Foods Holding Corp. (a)	6,746	185,852
Whitbread PLC	1,502	71,289

		$1,421,757
Special Products & Services - 0.5%
Boyd Group Income Fund, IEU	1,938	$125,878

Specialty Chemicals - 4.9%
Axalta Coating Systems Ltd. (a)	7,972	$232,065
Borregaard ASA	22,533	252,651
Croda International PLC	5,238	228,005
Ferroglobe R&W Trust (a)	9,037	0
IMCD Group NV	1,877	89,045
RPM International, Inc.	2,617	139,460
Symrise AG	3,331	207,179
Univar, Inc. (a)	4,078	131,312

		$1,279,717

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 4.0%
Card Factory PLC	11,846	$38,806
Citi Trends, Inc.	6,255	104,271
Dufry AG (a)	1,315	189,718
Howden Joinery Group PLC	27,048	143,614
Just Eat PLC (a)	20,367	126,488
Michaels Co., Inc. (a)	7,649	153,668
Tractor Supply Co.	1,717	121,752
Urban Outfitters, Inc. (a)	3,223	83,895
XXL ASA	8,122	90,584

		$1,052,796
Telecommunications - Wireless - 0.5%
Cellnex Telecom S.A.U.	8,198	$123,457

Telephone Services - 0.3%
TDC A.S. (a)	16,673	$89,723

Trucking - 0.5%
Swift Transportation Co. (a)	6,016	$130,668
Total Common Stocks (Identified Cost, $21,075,440)		$25,865,301

Preferred Stocks - 0.3%
Specialty Chemicals - 0.3%
Fuchs Petrolub SE (Identified Cost, $38,378)	1,516	$70,200

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.64% (v) (Identified Cost, $186,916)	186,916	$186,916
Total Investments (Identified Cost, $21,300,734)		$26,122,417

Other Assets, Less Liabilities - 0.1%		19,663
Net Assets - 100.0%		$26,142,080

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $21,113,818)	$25,935,501
Underlying affiliated funds, at value (identified cost, $186,916)	186,916
Total investments, at value, including $32,868 of securities on loan (identified cost, $21,300,734)	$26,122,417
Foreign currency, at value (identified cost, $1)	1
Receivables for
Investments sold	130,550
Fund shares sold	66,808
Interest and dividends	22,432
Receivable from investment adviser	17,280
Other assets	48,139
Total assets	$26,407,627
Liabilities
Payables for
Investments purchased	$183,893
Fund shares reacquired	26,230
Payable to affiliates
Shareholder servicing costs	9,431
Distribution and service fees	400
Payable for independent Trustees’ compensation	39
Accrued expenses and other liabilities	45,554
Total liabilities	$265,547
Net assets	$26,142,080
Net assets consist of
Paid-in capital	$21,307,112
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	4,820,850
Accumulated net realized gain (loss) on investments and foreign currency	89,753
Accumulated distributions in excess of net investment income	(75,635)
Net assets	$26,142,080
Shares of beneficial interest outstanding	1,622,866

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$7,298,467	450,762	$16.19
Class B	1,239,997	79,575	15.58
Class C	4,848,920	311,183	15.58
Class I	10,039,016	614,781	16.33
Class R1	62,722	4,027	15.58
Class R2	99,189	6,201	15.99
Class R3	87,316	5,395	16.18
Class R4	54,802	3,353	16.34
Class R6	2,411,651	147,589	16.34

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.18 [100 / 94.25 x $16.19]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$131,730
Dividends from underlying affiliated funds	538
Interest	1
Foreign taxes withheld	(6,890)
Total investment income	$125,379
Expenses
Management fee	$123,038
Distribution and service fees	43,755
Shareholder servicing costs	17,933
Administrative services fee	8,679
Independent Trustees’ compensation	681
Custodian fee	13,660
Shareholder communications	7,001
Audit and tax fees	27,324
Legal fees	136
Registration fees	58,775
Miscellaneous	8,810
Total expenses	$309,792
Reduction of expenses by investment adviser and distributor	(109,809)
Net expenses	$199,983
Net investment loss	$(74,604)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$447,359
Underlying affiliated funds	(1)
Foreign currency	(3,555)
Net realized gain (loss) on investments and foreign currency	$443,803
Change in unrealized appreciation (depreciation)
Investments	$472,641
Translation of assets and liabilities in foreign currencies	(127)
Net unrealized gain (loss) on investments and foreign currency translation	$472,514
Net realized and unrealized gain (loss) on investments and foreign currency	$916,317
Change in net assets from operations	$841,713

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/17 (unaudited)	Year ended 8/31/16

From operations
Net investment loss	$(74,604)	$(6,875)
Net realized gain (loss) on investments and foreign currency	443,803	443,916
Net unrealized gain (loss) on investments and foreign currency translation	472,514	885,530
Change in net assets from operations	$841,713	$1,322,571
Distributions declared to shareholders
From net investment income	$(59,859)	$(27,008)
Change in net assets from fund share transactions	$(200,576)	$(928,282)
Total change in net assets	$581,278	$367,281
Net assets
At beginning of period	25,560,802	25,193,521
At end of period (including accumulated distributions in excess of net investment income of $75,635 and undistributed net investment income of $58,828, respectively)	$26,142,080	$25,560,802

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/17 (unaudited)		Years ended 8/31				Period ended 8/31/12 (c)
Class A			2016	2015	2014	2013

Net asset value, beginning of period	$15.69		$14.85	$15.58	$14.64	$12.01	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.01	$(0.02)	$(0.05)	$(0.03)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		0.84	(0.06)	1.48	2.85	2.01
Total from investment operations	$0.52		$0.85	$(0.08)	$1.43	$2.82	$2.01
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.01)	$—	$—	$—	$—
From net realized gain on investments	—		—	(0.65)	(0.49)	(0.19)	—
Total distributions declared to shareholders	$(0.02)		$(0.01)	$(0.65)	$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$16.19		$15.69	$14.85	$15.58	$14.64	$12.01
Total return (%) (r)(s)(t)(x)	3.32	(n)	5.75	(0.30)	9.84	23.75	20.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	2.35	2.34	2.27	3.08	4.66	(a)
Expenses after expense reductions (f)	1.50	(a)	1.50	1.50	1.50	1.49	1.50	(a)
Net investment income (loss)	(0.48	)(a)(l)	0.07	(0.17)	(0.33)	(0.19)	0.03	(a)
Portfolio turnover	16	(n)	37	35	53	39	40	(n)
Net assets at end of period (000 omitted)	$7,298		$11,699	$14,144	$16,309	$13,661	$1,274

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31				Period ended 8/31/12 (c)
Class B			2016	2015	2014	2013

Net asset value, beginning of period	$15.13		$14.42	$15.26	$14.46	$11.95	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.09)	$(0.13)	$(0.16)	$(0.14)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	0.54		0.80	(0.06)	1.45	2.84	2.01
Total from investment operations	$0.45		$0.71	$(0.19)	$1.29	$2.70	$1.95
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$(0.65)	$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$15.58		$15.13	$14.42	$15.26	$14.46	$11.95
Total return (%) (r)(s)(t)(x)	2.97	(n)	4.92	(1.05)	8.98	22.85	19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.12	(a)	3.09	3.08	3.02	4.11	5.34	(a)
Expenses after expense reductions (f)	2.25	(a)	2.25	2.25	2.25	2.25	2.25	(a)
Net investment loss	(1.26	)(a)(l)	(0.62)	(0.90)	(1.06)	(1.00)	(0.78	)(a)
Portfolio turnover	16	(n)	37	35	53	39	40	(n)
Net assets at end of period (000 omitted)	$1,240		$1,188	$769	$522	$447	$203

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31				Period ended 8/31/12 (c)
Class C			2016	2015	2014	2013

Net asset value, beginning of period	$15.13		$14.42	$15.26	$14.46	$11.95	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.09)	$(0.13)	$(0.16)	$(0.13)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	0.54		0.80	(0.06)	1.45	2.83	2.01
Total from investment operations	$0.45		$0.71	$(0.19)	$1.29	$2.70	$1.95
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$(0.65)	$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$15.58		$15.13	$14.42	$15.26	$14.46	$11.95
Total return (%) (r)(s)(t)(x)	2.97	(n)	4.92	(1.05)	8.98	22.85	19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.12	(a)	3.09	3.08	3.02	3.92	5.43	(a)
Expenses after expense reductions (f)	2.24	(a)	2.24	2.24	2.24	2.23	2.25	(a)
Net investment loss	(1.25	)(a)(l)	(0.64)	(0.91)	(1.05)	(0.95)	(0.80	)(a)
Portfolio turnover	16	(n)	37	35	53	39	40	(n)
Net assets at end of period (000 omitted)	$4,849		$5,017	$4,737	$4,681	$2,298	$296

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31					Period ended 8/31/12 (c)
Class I			2016	2015	2014	2013

Net asset value, beginning of period	$15.86		$15.00	$15.69	$14.71	$12.03		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.07	$0.01	$(0.01)	$(0.00	)(w)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		0.82	(0.05)	1.48	2.87		2.02
Total from investment operations	$0.55		$0.89	$(0.04)	$1.47	$2.87		$2.03
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.03)	$—	$—	$—		$—
From net realized gain on investments	—		—	(0.65)	(0.49)	(0.19)		—
Total distributions declared to shareholders	$(0.08)		$(0.03)	$(0.65)	$(0.49)	$(0.19)		$—
Net asset value, end of period (x)	$16.33		$15.86	$15.00	$15.69	$14.71		$12.03
Total return (%) (r)(s)(x)	3.51	(n)	5.98	(0.03)	10.07	24.13		20.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.12	(a)	2.06	2.08	2.02	3.16		4.37	(a)
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.25	1.25		1.25	(a)
Net investment income (loss)	(0.30	)(a)(l)	0.44	0.08	(0.09)	(0.01)		0.17	(a)
Portfolio turnover	16	(n)	37	35	53	39		40	(n)
Net assets at end of period (000 omitted)	$10,039		$5,052	$4,596	$4,808	$4,873		$3,649

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31				Period ended 8/31/12 (c)
Class R1			2016	2015	2014	2013

Net asset value, beginning of period	$15.13		$14.42	$15.26	$14.46	$11.95	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.10)	$(0.13)	$(0.16)	$(0.14)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	0.54		0.81	(0.06)	1.45	2.84	2.02
Total from investment operations	$0.45		$0.71	$(0.19)	$1.29	$2.70	$1.95
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$(0.65)	$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$15.58		$15.13	$14.42	$15.26	$14.46	$11.95
Total return (%) (r)(s)(x)	2.97	(n)	4.92	(1.05)	8.98	22.85	19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.12	(a)	3.12	3.08	3.02	4.19	5.34	(a)
Expenses after expense reductions (f)	2.25	(a)	2.25	2.25	2.25	2.25	2.25	(a)
Net investment loss	(1.24	)(a)(l)	(0.70)	(0.92)	(1.07)	(1.03)	(0.81	)(a)
Portfolio turnover	16	(n)	37	35	53	39	40	(n)
Net assets at end of period (000 omitted)	$63		$66	$287	$290	$147	$120
See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31				Period ended 8/31/12 (c)
Class R2			2016	2015	2014	2013

Net asset value, beginning of period	$15.50		$14.71	$15.47	$14.58	$11.99	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.03)	$(0.06)	$(0.09)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		0.82	(0.05)	1.47	2.85	2.02
Total from investment operations	$0.50		$0.79	$(0.11)	$1.38	$2.78	$1.99
Less distributions declared to shareholders
From net investment income	$(0.01)		$—	$—	$—	$—	$—
From net realized gain on investments	—		—	(0.65)	(0.49)	(0.19)	—
Total distributions declared to shareholders	$(0.01)		$—	$(0.65)	$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$15.99		$15.50	$14.71	$15.47	$14.58	$11.99
Total return (%) (r)(s)(x)	3.21	(n)	5.37	(0.50)	9.53	23.45	19.90	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.62	(a)	2.59	2.58	2.52	3.68	4.84	(a)
Expenses after expense reductions (f)	1.75	(a)	1.75	1.75	1.75	1.75	1.75	(a)
Net investment loss	(0.76	)(a)(l)	(0.17)	(0.42)	(0.57)	(0.53)	(0.31	)(a)
Portfolio turnover	16	(n)	37	35	53	39	40	(n)
Net assets at end of period (000 omitted)	$99		$89	$188	$184	$153	$120

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31				Period ended 8/31/12 (c)
Class R3			2016	2015	2014	2013

Net asset value, beginning of period	$15.70		$14.85	$15.58	$14.64	$12.01	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.01	$(0.02)	$(0.05)	$(0.04)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		0.84	(0.06)	1.48	2.86	2.01
Total from investment operations	$0.52		$0.85	$(0.08)	$1.43	$2.82	$2.01
Less distributions declared to shareholders
From net investment income	$(0.04)		$—	$—	$—	$—	$—
From net realized gain on investments	—		—	(0.65)	(0.49)	(0.19)	—
Total distributions declared to shareholders	$(0.04)		$—	$(0.65)	$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$16.18		$15.70	$14.85	$15.58	$14.64	$12.01
Total return (%) (r)(s)(x)	3.33	(n)	5.72	(0.30)	9.84	23.75	20.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	2.34	2.33	2.27	3.43	4.59	(a)
Expenses after expense reductions (f)	1.50	(a)	1.50	1.50	1.50	1.50	1.50	(a)
Net investment income (loss)	(0.52	)(a)(l)	0.07	(0.17)	(0.34)	(0.28)	(0.06	)(a)
Portfolio turnover	16	(n)	37	35	53	39	40	(n)
Net assets at end of period (000 omitted)	$87		$80	$181	$175	$158	$120

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31					Period ended 8/31/12 (c)
Class R4			2016	2015	2014	2013

Net asset value, beginning of period	$15.87		$15.00	$15.69	$14.71	$12.04		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.05	$0.01	$(0.01)	$(0.00	)(w)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		0.83	(0.05)	1.48	2.86		2.02
Total from investment operations	$0.54		$0.88	$(0.04)	$1.47	$2.86		$2.04
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.01)	$—	$—	$—		$—
From net realized gain on investments	—		—	(0.65)	(0.49)	(0.19)		—
Total distributions declared to shareholders	$(0.07)		$(0.01)	$(0.65)	$(0.49)	$(0.19)		$—
Net asset value, end of period (x)	$16.34		$15.87	$15.00	$15.69	$14.71		$12.04
Total return (%) (r)(s)(x)	3.44	(n)	5.91	(0.03)	10.07	24.02		20.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.12	(a)	2.09	2.09	2.02	3.19		4.34	(a)
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.25	1.25		1.25	(a)
Net investment income (loss)	(0.26	)(a)(l)	0.30	0.08	(0.08)	(0.03)		0.19	(a)
Portfolio turnover	16	(n)	37	35	53	39		40	(n)
Net assets at end of period (000 omitted)	$55		$53	$164	$164	$149		$120

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31				Period ended 8/31/13 (i)
Class R6			2016	2015	2014

Net asset value, beginning of period	$15.87		$15.03	$15.70	$14.71		$12.68
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.07	$0.03	$(0.00	)(w)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		0.84	(0.05)	1.48		2.03	(g)
Total from investment operations	$0.56		$0.91	$(0.02)	$1.48		$2.03
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.07)	$—	$—		$—
From net realized gain on investments	—		—	(0.65)	(0.49)		—
Total distributions declared to shareholders	$(0.09)		$(0.07)	$(0.65)	$(0.49)		$—
Net asset value, end of period (x)	$16.34		$15.87	$15.03	$15.70		$14.71
Total return (%) (r)(s)(x)	3.56	(n)	6.06	0.10	10.14		16.01	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	1.98	1.98	1.92		2.79	(a)
Expenses after expense reductions (f)	1.14	(a)	1.13	1.15	1.14		1.22	(a)
Net investment income (loss)	(0.14	)(a)(l)	0.44	0.19	0.03		(0.04	)(a)
Portfolio turnover	16	(n)	37	35	53		39
Net assets at end of period (000 omitted)	$2,412		$2,317	$128	$128		$116

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 16, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global New Discovery Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

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Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

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Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$10,339,819	$—	$0	$10,339,819
United Kingdom	4,083,096	—	—	4,083,096
Japan	3,757,112	—	—	3,757,112
Norway	996,893	—	—	996,893
Germany	908,551	—	—	908,551
Canada	677,256	—	—	677,256
France	636,368	—	—	636,368
Ireland	442,717	—	—	442,717
Sweden	350,057	—	—	350,057
Other Countries	3,681,665	61,967	—	3,743,632
Mutual Funds	186,916	—	—	186,916
Total Investments	$26,060,450	$61,967	$0	$26,122,417

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/16	$—
Received as part of corporate action	0
Balance as of 2/28/17	$0

The net change in unrealized appreciation (depreciation) from investments held as level 3 at February 28, 2017 is $0. At February 28, 2017, the fund held 1 level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable

28

Notes to Financial Statements (unaudited) – continued

to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Zero Strike Warrants – The fund invested in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on direct investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $32,868. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $34,584. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the

29

Notes to Financial Statements (unaudited) – continued

Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial

30

Notes to Financial Statements (unaudited) – continued

statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/16
Ordinary income (including any short-term capital gains)	$27,008

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/17
Cost of investments	$21,545,853
Gross appreciation	5,236,482
Gross depreciation	(659,918)
Net unrealized appreciation (depreciation)	$4,576,564

As of 8/31/16
Undistributed ordinary income	59.855
Post-October capital loss deferral	(109,760)
Other temporary differences	(1,733)
Net unrealized appreciation (depreciation)	4,104,752

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/17	Year ended 8/31/16
Class A	$14,293	$12,312
Class I	31,973	4,732
Class R2	47	—
Class R3	214	—
Class R4	243	50
Class R6	13,089	9,914
Total	$59,859	$27,008

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Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.975%
Next $1.5 billion of average daily net assets	0.90%
Average daily net assets in excess of $2.5 billion	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2017, this management fee reduction amounted to $922, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.97% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.50%	2.25%	2.25%	1.25%	2.25%	1.75%	1.50%	1.25%	1.22%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2017. For the six months ended February 28, 2017, this reduction amounted to $108,621, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,935 for the six months ended February 28, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

32

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$13,203
Class B	0.75%	0.25%	1.00%	1.00%	5,905
Class C	0.75%	0.25%	1.00%	0.99%	24,000
Class R1	0.75%	0.25%	1.00%	1.00%	315
Class R2	0.25%	0.25%	0.50%	0.50%	230
Class R3	—	0.25%	0.25%	0.25%	102
Total Distribution and Service Fees					$43,755

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2017, this rebate amounted to $126 and $140 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2017, were as follows:

Amount
Class A	$231
Class B	1,247
Class C	466

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2017, the fee was $2,437, which equated to 0.0193% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $15,496.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

33

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.0688% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2017, the fee paid by the fund under this agreement was $24 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 10,958 shares of Class A, 7,510 shares of Class B, 10,976 shares of Class C, 27,988 shares of Class I, 7,510 shares of Class R1, 7,567 shares of Class R2, 7,593 shares of Class R3, 7,620 shares of Class R4, and 5,182 shares of Class R6 for an aggregate amount of $1,350,384. On June 29, 2016, MFS redeemed 3,466 shares of Class B for an aggregate amount of $49,396.

At February 28, 2017, MFS held approximately 86%, 55%, 63%, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

(4) Portfolio Securities

For the six months ended February 28, 2017, purchases and sales of investments, other than short-term obligations, aggregated $4,132,965 and $4,076,695, respectively.

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Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	47,505	$744,088	158,392	$2,318,571
Class B	6,145	92,418	41,987	604,821
Class C	17,275	258,052	56,866	798,856
Class I	348,729	5,611,244	210,226	3,216,833
Class R1	5	76	1,343	18,843
Class R2	490	7,619	483	7,162
Class R3	280	4,386	708	10,614
Class R6	11,194	177,039	199,293	2,946,758
	431,623	$6,894,922	669,298	$9,922,458

Shares issued to shareholders in reinvestment of distributions
Class A	913	$14,271	846	$12,281
Class I	2,029	31,973	324	4,732
Class R2	3	47	—	—
Class R3	14	214	—	—
Class R4	16	243	3	50
Class R6	19	306	15	217
	2,994	$47,054	1,188	$17,280

Shares reacquired
Class A	(343,432)	$(5,477,879)	(365,816)	$(5,446,585)
Class B	(5,081)	(75,661)	(16,774)	(235,868)
Class C	(37,646)	(566,558)	(53,802)	(765,406)
Class I	(54,457)	(865,866)	(198,491)	(2,945,826)
Class R1	(367)	(5,374)	(16,862)	(240,919)
Class R2	(2)	(28)	(7,574)	(109,523)
Class R3	(1)	(15)	(7,791)	(113,541)
Class R4	—	—	(7,620)	(112,395)
Class R6	(9,605)	(151,171)	(61,837)	(897,957)
	(450,591)	$(7,142,552)	(736,567)	$(10,868,020)

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Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Net change
Class A	(295,014)	$(4,719,520)	(206,578)	$(3,115,733)
Class B	1,064	16,757	25,213	368,953
Class C	(20,371)	(308,506)	3,064	33,450
Class I	296,301	4,777,351	12,059	275,739
Class R1	(362)	(5,298)	(15,519)	(222,076)
Class R2	491	7,638	(7,091)	(102,361)
Class R3	293	4,585	(7,083)	(102,927)
Class R4	16	243	(7,617)	(112,345)
Class R6	1,608	26,174	137,471	2,049,018
	(15,974)	$(200,576)	(66,081)	$(928,282)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2017, the fund’s commitment fee and interest expense were $91 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	656,191	2,903,989	(3,373,264)	186,916

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1)	$—	$538	$186,916

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PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

37

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

38

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reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

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If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2017

MFS® MID CAP GROWTH FUND

OTC-SEM

MFS® MID CAP GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Donald Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of still-low inflation. Even after the rise in yields following the election, interest rates remain low by historical standards.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bright Horizons Family Solutions, Inc.	2.5%
Roper Technologies, Inc.	2.4%
Amphenol Corp., “A”	2.2%
FleetCor Technologies, Inc.	2.2%
NVIDIA Corp.	1.9%
Ross Stores, Inc.	1.8%
PerkinElmer, Inc.	1.8%
SBA Communications Corp.	1.7%
C.R. Bard, Inc.	1.7%
Vulcan Materials Co.	1.6%

Equity sectors
Industrial Goods & Services	15.0%
Technology	13.9%
Special Products & Services	13.1%
Health Care	11.5%
Leisure	9.7%
Financial Services	8.9%
Autos & Housing	6.8%
Retailing	6.4%
Consumer Staples	6.0%
Basic Materials	3.0%
Utilities & Communications	1.7%
Energy	1.1%
Transportation	0.6%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/28/17.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2016 through February 28, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/16	Ending Account Value 2/28/17	Expenses Paid During Period (p) 9/01/16-2/28/17
A	Actual	1.20%	$1,000.00	$1,041.85	$6.08
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
B	Actual	1.95%	$1,000.00	$1,037.39	$9.85
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
C	Actual	1.95%	$1,000.00	$1,037.57	$9.85
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
I	Actual	0.95%	$1,000.00	$1,042.59	$4.81
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
R1	Actual	1.95%	$1,000.00	$1,037.54	$9.85
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
R2	Actual	1.45%	$1,000.00	$1,040.23	$7.34
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
R3	Actual	1.20%	$1,000.00	$1,041.37	$6.07
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
R4	Actual	0.95%	$1,000.00	$1,042.82	$4.81
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
R6	Actual	0.84%	$1,000.00	$1,043.12	$4.26
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
529A	Actual	1.20%	$1,000.00	$1,040.79	$6.07
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
529B	Actual	2.00%	$1,000.00	$1,037.34	$10.10
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
529C	Actual	1.99%	$1,000.00	$1,037.56	$10.05
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.05% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.7%
Issuer	Shares/Par	Value ($)
Aerospace - 2.7%
Harris Corp.	138,205	$15,188,729
Leidos Holdings, Inc.	274,792	14,646,414
TransDigm Group, Inc.	109,646	27,872,013

		$57,707,156
Alcoholic Beverages - 1.5%
Constellation Brands, Inc., “A”	203,333	$32,291,314

Automotive - 1.8%
LKQ Corp. (a)	941,882	$29,744,634
Mobileye N.V. (a)	186,614	8,494,669

		$38,239,303
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc.	93,163	$12,227,644
Biomarin Pharmaceutical, Inc. (a)	185,145	17,390,670
Regeneron Pharmaceuticals, Inc. (a)	36,434	13,608,099

		$43,226,413
Brokerage & Asset Managers - 3.0%
Blackstone Group LP	508,748	$15,028,416
Intercontinental Exchange, Inc.	326,362	18,645,061
NASDAQ, Inc.	425,794	30,278,211

		$63,951,688
Business Services - 8.9%
CoStar Group, Inc. (a)	26,463	$5,376,752
Equifax, Inc.	238,615	31,284,813
Fidelity National Information Services, Inc.	230,130	18,932,795
Fiserv, Inc. (a)	293,605	33,882,017
FleetCor Technologies, Inc. (a)	270,054	45,909,180
Global Payments, Inc.	357,719	28,506,627
Tyler Technologies, Inc. (a)	43,475	6,592,984
Verisk Analytics, Inc., “A” (a)	236,876	19,641,758

		$190,126,926
Cable TV - 1.3%
Charter Communications, Inc., “A” (a)	88,299	$28,525,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 2.9%
Akamai Technologies, Inc. (a)	116,269	$7,278,439
Cadence Design Systems, Inc. (a)	931,464	28,782,238
PTC, Inc. (a)	272,364	14,677,696
Sabre Corp.	474,352	10,393,052

		$61,131,425
Computer Software - Systems - 5.3%
Autodesk, Inc.	327,295	$28,245,559
Guidewire Software, Inc. (a)	134,354	7,341,103
NICE Systems Ltd., ADR	124,336	8,485,932
ServiceNow, Inc. (a)	154,301	13,411,843
SS&C Technologies Holdings, Inc.	759,574	26,600,281
Vantiv, Inc., “A” (a)	457,882	29,936,325

		$114,021,043
Construction - 5.0%
Armstrong World Industries, Inc. (a)	189,730	$8,727,580
Lennox International, Inc.	141,744	23,333,897
Pool Corp.	217,440	24,942,542
Siteone Landscape Supply, Inc. (a)	376,229	14,751,939
Vulcan Materials Co.	287,540	34,680,199

		$106,436,157
Consumer Products - 1.5%
Newell Brands, Inc.	642,634	$31,508,345

Consumer Services - 4.2%
Bright Horizons Family Solutions, Inc. (a)	767,139	$53,016,976
Nord Anglia Education, Inc. (a)(l)	637,228	14,955,741
Priceline Group, Inc. (a)	8,810	15,189,585
ServiceMaster Global Holdings, Inc. (a)	178,079	7,092,887

		$90,255,189
Containers - 1.3%
CCL Industries, Inc.	74,898	$15,919,631
Crown Holdings, Inc. (a)	222,783	11,938,941

		$27,858,572
Electrical Equipment - 5.5%
Acuity Brands, Inc.	20,011	$4,228,324
AMETEK, Inc.	640,841	34,586,189
Amphenol Corp.	673,354	46,602,830
Mettler-Toledo International, Inc. (a)	56,419	26,867,856
MSC Industrial Direct Co., Inc., “A”	45,286	4,555,319

		$116,840,518

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 4.6%
Inphi Corp. (a)	267,552	$12,558,891
Mellanox Technologies Ltd. (a)	110,288	5,337,939
Mercury Systems, Inc. (a)	12,791	477,872
Monolithic Power Systems, Inc.	201,941	17,764,750
NVIDIA Corp.	401,709	40,765,429
Silicon Laboratories, Inc. (a)	319,645	21,576,038

		$98,480,919
Energy - Independent - 1.1%
Energen Corp. (a)	231,007	$12,127,868
Parsley Energy, Inc., “A” (a)	371,689	11,295,629

		$23,423,497
Entertainment - 1.3%
Netflix, Inc. (a)	199,048	$28,290,692

Food & Beverages - 3.0%
Blue Buffalo Pet Products, Inc. (a)	400,754	$9,794,428
Chr. Hansen Holding A.S.	210,425	12,559,195
J.M. Smucker Co.	122,250	17,326,493
Mead Johnson Nutrition Co., “A”	139,332	12,231,956
Monster Beverage Corp. (a)	277,002	11,478,963

		$63,391,035
Gaming & Lodging - 1.6%
MGM Mirage	630,862	$16,585,362
Paddy Power Betfair PLC	66,228	7,252,298
Vail Resorts, Inc.	58,974	10,684,909

		$34,522,569
General Merchandise - 1.9%
Dollar Tree, Inc. (a)	336,744	$25,821,530
Five Below, Inc. (a)	361,200	13,924,260

		$39,745,790
Insurance - 1.5%
Aon PLC	274,285	$31,721,060

Internet - 1.1%
LogMeIn, Inc.	189,965	$17,429,289
Wix.com Ltd. (a)	95,513	5,950,460

		$23,379,749

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Leisure & Toys - 1.6%
Electronic Arts, Inc. (a)	392,312	$33,934,988

Machinery & Tools - 6.1%
Colfax Corp. (a)	314,058	$11,949,907
Flowserve Corp.	363,338	16,877,050
Roper Technologies, Inc.	246,820	51,634,744
SPX FLOW, Inc. (a)	164,484	5,592,456
WABCO Holdings, Inc. (a)	257,014	28,857,532
Xylem, Inc.	328,205	15,793,225

		$130,704,914
Medical & Health Technology & Services - 1.7%
Henry Schein, Inc. (a)	185,372	$31,802,420
VCA, Inc. (a)	45,773	4,160,766

		$35,963,186
Medical Equipment - 7.8%
C.R. Bard, Inc.	150,588	$36,930,201
Cooper Cos., Inc.	102,642	20,440,128
DexCom, Inc. (a)	146,217	11,428,321
Edwards Lifesciences Corp.	145,490	13,681,880
Integra LifeSciences Holdings Corp. (a)	252,384	10,786,892
PerkinElmer, Inc.	693,941	37,653,239
Steris PLC	254,294	17,833,638
VWR Corp. (a)	597,276	16,783,456

		$165,537,755
Other Banks & Diversified Financials - 3.4%
Element Fleet Management Corp.	984,507	$10,429,162
First Republic Bank	279,575	26,232,522
Mastercard, Inc., “A”	241,484	26,674,323
Zions Bancorporation	184,516	8,284,768

		$71,620,775
Pollution Control - 0.7%
Clean Harbors, Inc. (a)	274,732	$15,923,467

Railroad & Shipping - 0.6%
Kansas City Southern Co.	151,724	$13,447,298

Real Estate - 1.1%
Extra Space Storage, Inc., REIT	288,906	$22,878,466

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 3.8%
Aramark	619,625	$22,145,398
Domino’s Pizza Group PLC	1,687,014	8,038,392
Domino’s Pizza, Inc.	82,468	15,653,251
Dunkin Brands Group, Inc.	334,268	18,388,083
Panera Bread Co., “A” (a)	74,239	17,134,361

		$81,359,485
Specialty Chemicals - 1.7%
Axalta Coating Systems Ltd. (a)	579,102	$16,857,659
Univar, Inc. (a)	574,595	18,501,959

		$35,359,618
Specialty Stores - 4.5%
Lululemon Athletica, Inc. (a)	156,136	$10,189,435
O’Reilly Automotive, Inc. (a)	122,345	33,242,360
Ross Stores, Inc.	551,854	37,846,147
Tractor Supply Co.	224,432	15,914,473

		$97,192,415
Telecommunications - Wireless - 1.7%
SBA Communications Corp., REIT (a)	319,675	$37,008,775
Total Common Stocks (Identified Cost, $1,557,668,945)		$2,086,006,377

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.64% (v) (Identified Cost, $35,452,965)	35,453,117	$35,453,117

Collateral for Securities Loaned - 0.0%
JPMorgan U.S. Government Money Market Fund, 0.48% (j) (Identified Cost, $496,800)	496,800	$496,800
Total Investments (Identified Cost, $1,593,618,710)		$2,121,956,294

Other Assets, Less Liabilities - 0.6%		12,468,925
Net Assets - 100.0%		$2,134,425,219

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,558,165,745)	$2,086,503,177
Underlying affiliated funds, at value (identified cost, $35,452,965)	35,453,117
Total investments, at value, including $485,829 of securities on loan (identified cost, $1,593,618,710)	$2,121,956,294
Receivables for
Investments sold	22,556,548
Fund shares sold	34,139,475
Interest and dividends	797,988
Other assets	8,588
Total assets	$2,179,458,893
Liabilities
Payables for
Investments purchased	$39,988,517
Fund shares reacquired	3,834,885
Collateral for securities loaned, at value	496,800
Payable to affiliates
Investment adviser	85,384
Shareholder servicing costs	569,026
Distribution and service fees	10,030
Program manager fees	17
Payable for independent Trustees’ compensation	24,455
Accrued expenses and other liabilities	24,560
Total liabilities	$45,033,674
Net assets	$2,134,425,219
Net assets consist of
Paid-in capital	$1,635,367,791
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	528,335,413
Accumulated distributions in excess of net realized gain on investments and foreign currency	(26,003,256)
Accumulated net investment loss	(3,274,729)
Net assets	$2,134,425,219
Shares of beneficial interest outstanding	141,841,104

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$497,466,270	34,034,371	$14.62
Class B	16,174,882	1,298,011	12.46
Class C	55,521,803	4,577,972	12.13
Class I	209,145,733	13,631,780	15.34
Class R1	2,150,189	173,263	12.41
Class R2	5,783,717	415,816	13.91
Class R3	25,229,553	1,735,915	14.53
Class R4	15,690,470	1,044,151	15.03
Class R6	1,301,109,183	84,469,662	15.40
Class 529A	4,155,931	292,179	14.22
Class 529B	187,171	15,345	12.20
Class 529C	1,810,317	152,639	11.86

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $15.51 [100 / 94.25 x $14.62] and $15.09 [100 / 94.25 x $14.22], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$8,277,993
Dividends from underlying affiliated funds	80,512
Interest	15,437
Other	5,436
Foreign taxes withheld	(28,119)
Total investment income	$8,351,259
Expenses
Management fee	$7,401,515
Distribution and service fees	968,900
Shareholder servicing costs	1,210,454
Program manager fees	2,853
Administrative services fee	156,162
Independent Trustees’ compensation	20,747
Custodian fee	78,878
Reimbursement of custodian expenses	(24,928)
Shareholder communications	39,634
Audit and tax fees	27,450
Legal fees	9,188
Miscellaneous	125,962
Total expenses	$10,016,815
Reduction of expenses by investment adviser and distributor	(242,828)
Net expenses	$9,773,987
Net investment loss	$(1,422,728)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$22,657,311
Underlying affiliated funds	205
Foreign currency	11,577
Net realized gain (loss) on investments and foreign currency	$22,669,093
Change in unrealized appreciation (depreciation)
Investments	$65,229,815
Translation of assets and liabilities in foreign currencies	(5,100)
Net unrealized gain (loss) on investments and foreign currency translation	$65,224,715
Net realized and unrealized gain (loss) on investments and foreign currency	$87,893,808
Change in net assets from operations	$86,471,080

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/28/17 (unaudited)	Year ended 8/31/16
Change in net assets
From operations
Net investment loss	$(1,422,728)	$(4,438,184)
Net realized gain (loss) on investments and foreign currency	22,669,093	106,493,837
Net unrealized gain (loss) on investments and foreign currency translation	65,224,715	25,486,897
Change in net assets from operations	$86,471,080	$127,542,550
Distributions declared to shareholders
From net realized gain on investments	$(104,568,996)	$(47,608,616)
Change in net assets from fund share transactions	$142,692,599	$195,713,637
Total change in net assets	$124,594,683	$275,647,571
Net assets
At beginning of period	2,009,830,536	1,734,182,965
At end of period (including accumulated net investment loss of $3,274,729 and $1,852,001, respectively)	$2,134,425,219	$2,009,830,536

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.82		$14.40	$14.41	$11.86	$9.57	$8.73
Income (loss) from investment operations
Net investment loss (d)	$(0.03	)(c)	$(0.06)	$(0.10)	$(0.09)	$(0.03)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	0.61		0.88	1.07	2.64	2.32	0.91
Total from investment operations	$0.58		$0.82	$0.97	$2.55	$2.29	$0.84
Less distributions declared to shareholders
From net realized gain on investments	$(0.78)		$(0.40)	$(0.98)	$—	$—	$—
Net asset value, end of period (x)	$14.62		$14.82	$14.40	$14.41	$11.86	$9.57
Total return (%) (r)(s)(t)(x)	4.18	(c)(n)	5.87	7.36	21.50	23.93	9.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)(c)	1.26	1.24	1.22	1.24	1.26
Expenses after expense reductions (f)	1.20	(a)(c)	1.22	1.21	1.19	1.23	1.25
Net investment loss	(0.36	)(a)(c)	(0.45)	(0.72)	(0.69)	(0.30)	(0.74)
Portfolio turnover	18	(n)	43	37	59	58	63
Net assets at end of period (000 omitted)	$497,466		$454,881	$295,230	$255,308	$218,693	$191,462

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$12.80		$12.58	$12.81	$10.61	$8.63	$7.94
Income (loss) from investment operations
Net investment loss (d)	$(0.07	)(c)	$(0.15)	$(0.19)	$(0.17)	$(0.10)	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		0.77	0.94	2.37	2.08	0.81
Total from investment operations	$0.44		$0.62	$0.75	$2.20	$1.98	$0.69
Less distributions declared to shareholders
From net realized gain on investments	$(0.78)		$(0.40)	$(0.98)	$—	$—	$—
Net asset value, end of period (x)	$12.46		$12.80	$12.58	$12.81	$10.61	$8.63
Total return (%) (r)(s)(t)(x)	3.74	(c)(n)	5.11	6.51	20.74	22.94	8.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)(c)	2.00	1.99	1.97	1.99	2.01
Expenses after expense reductions (f)	1.95	(a)(c)	1.97	1.96	1.94	1.98	2.01
Net investment loss	(1.11	)(a)(c)	(1.24)	(1.47)	(1.44)	(1.05)	(1.49)
Portfolio turnover	18	(n)	43	37	59	58	63
Net assets at end of period (000 omitted)	$16,175		$17,978	$17,415	$18,061	$17,881	$18,918

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$12.48		$12.27	$12.52	$10.38	$8.44	$7.76
Income (loss) from investment operations
Net investment loss (d)	$(0.07	)(c)	$(0.14)	$(0.18)	$(0.17)	$(0.10)	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	0.50		0.75	0.91	2.31	2.04	0.80
Total from investment operations	$0.43		$0.61	$0.73	$2.14	$1.94	$0.68
Less distributions declared to shareholders
From net realized gain on investments	$(0.78)		$(0.40)	$(0.98)	$—	$—	$—
Net asset value, end of period (x)	$12.13		$12.48	$12.27	$12.52	$10.38	$8.44
Total return (%) (r)(s)(t)(x)	3.76	(c)(n)	5.16	6.50	20.62	22.99	8.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)(c)	2.00	1.99	1.97	1.99	2.01
Expenses after expense reductions (f)	1.95	(a)(c)	1.97	1.96	1.94	1.98	2.01
Net investment loss	(1.11	)(a)(c)	(1.22)	(1.47)	(1.43)	(1.06)	(1.49)
Portfolio turnover	18	(n)	43	37	59	58	63
Net assets at end of period (000 omitted)	$55,522		$53,862	$42,806	$38,341	$32,334	$28,647

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class I			2016		2015	2014	2013	2012

Net asset value, beginning of period	$15.50		$15.00		$14.94	$12.26	$9.87	$8.99
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01	)(c)	$(0.00	)(w)	$(0.07)	$(0.06)	$0.01	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	0.63		0.90		1.11	2.74	2.38	0.93
Total from investment operations	$0.62		$0.90		$1.04	$2.68	$2.39	$0.88
Less distributions declared to shareholders
From net realized gain on investments	$(0.78)		$(0.40)		$(0.98)	$—	$—	$—
Net asset value, end of period (x)	$15.34		$15.50		$15.00	$14.94	$12.26	$9.87
Total return (%) (r)(s)(x)	4.26	(c)(n)	6.17		7.57	21.86	24.21	9.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)(c)	1.02		1.00	0.97	0.96	1.00
Expenses after expense reductions (f)	0.95	(a)(c)	0.99		0.97	0.95	0.96	1.00
Net investment income (loss)	(0.14	)(a)(c)	(0.01)		(0.47)	(0.44)	0.13	(0.49)
Portfolio turnover	18	(n)	43		37	59	58	63
Net assets at end of period (000 omitted)	$209,146		$110,803		$26,931	$13,526	$8,986	$764,857

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$12.75		$12.53	$12.76	$10.58	$8.60	$7.91
Income (loss) from investment operations
Net investment loss (d)	$(0.07	)(c)	$(0.15)	$(0.19)	$(0.17)	$(0.10)	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		0.77	0.94	2.35	2.08	0.81
Total from investment operations	$0.44		$0.62	$0.75	$2.18	$1.98	$0.69
Less distributions declared to shareholders
From net realized gain on investments	$(0.78)		$(0.40)	$(0.98)	$—	$—	$—
Net asset value, end of period (x)	$12.41		$12.75	$12.53	$12.76	$10.58	$8.60
Total return (%) (r)(s)(x)	3.75	(c)(n)	5.13	6.54	20.60	23.02	8.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)(c)	2.00	1.99	1.97	1.99	2.01
Expenses after expense reductions (f)	1.95	(a)(c)	1.97	1.97	1.95	1.98	2.01
Net investment loss	(1.10	)(a)(c)	(1.25)	(1.47)	(1.44)	(1.05)	(1.49)
Portfolio turnover	18	(n)	43	37	59	58	63
Net assets at end of period (000 omitted)	$2,150		$2,057	$2,288	$2,238	$1,949	$1,777

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.16		$13.80	$13.89	$11.46	$9.27	$8.48
Income (loss) from investment operations
Net investment loss (d)	$(0.04	)(c)	$(0.10)	$(0.14)	$(0.12)	$(0.06)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		0.86	1.03	2.55	2.25	0.88
Total from investment operations	$0.53		$0.76	$0.89	$2.43	$2.19	$0.79
Less distributions declared to shareholders
From net realized gain on investments	$(0.78)		$(0.40)	$(0.98)	$—	$—	$—
Net asset value, end of period (x)	$13.91		$14.16	$13.80	$13.89	$11.46	$9.27
Total return (%) (r)(s)(x)	4.02	(c)(n)	5.68	7.04	21.20	23.62	9.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)(c)	1.50	1.49	1.47	1.49	1.51
Expenses after expense reductions (f)	1.45	(a)(c)	1.47	1.47	1.45	1.48	1.51
Net investment loss	(0.62	)(a)(c)	(0.73)	(0.97)	(0.94)	(0.56)	(0.99)
Portfolio turnover	18	(n)	43	37	59	58	63
Net assets at end of period (000 omitted)	$5,784		$5,651	$4,598	$4,473	$4,449	$4,357
See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.74		$14.32	$14.34	$11.80	$9.52	$8.69
Income (loss) from investment operations
Net investment loss (d)	$(0.03	)(c)	$(0.06)	$(0.10)	$(0.10)	$(0.03)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	0.60		0.88	1.06	2.64	2.31	0.90
Total from investment operations	$0.57		$0.82	$0.96	$2.54	$2.28	$0.83
Less distributions declared to shareholders
From net realized gain on investments	$(0.78)		$(0.40)	$(0.98)	$—	$—	$—
Net asset value, end of period (x)	$14.53		$14.74	$14.32	$14.34	$11.80	$9.52
Total return (%) (r)(s)(x)	4.14	(c)(n)	5.90	7.32	21.53	23.95	9.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)(c)	1.26	1.25	1.22	1.24	1.25
Expenses after expense reductions (f)	1.20	(a)(c)	1.23	1.22	1.20	1.23	1.25
Net investment loss	(0.38	)(a)(c)	(0.42)	(0.72)	(0.74)	(0.31)	(0.74)
Portfolio turnover	18	(n)	43	37	59	58	63
Net assets at end of period (000 omitted)	$25,230		$14,836	$8,440	$3,680	$2,000	$1,617

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$15.20		$14.72	$14.67	$12.04	$9.70	$8.82
Income (loss) from investment operations
Net investment loss (d)	$(0.01	)(c)	$(0.02)	$(0.07)	$(0.06)	$(0.01)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	0.62		0.90	1.10	2.69	2.35	0.93
Total from investment operations	$0.61		$0.88	$1.03	$2.63	$2.34	$0.88
Less distributions declared to shareholders
From net realized gain on investments	$(0.78)		$(0.40)	$(0.98)	$—	$—	$—
Net asset value, end of period (x)	$15.03		$15.20	$14.72	$14.67	$12.04	$9.70
Total return (%) (r)(s)(x)	4.28	(c)(n)	6.15	7.65	21.84	24.12	9.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)(c)	1.01	1.00	0.97	0.99	1.00
Expenses after expense reductions (f)	0.95	(a)(c)	0.98	0.98	0.95	0.98	1.00
Net investment loss	(0.12	)(a)(c)	(0.17)	(0.47)	(0.44)	(0.06)	(0.49)
Portfolio turnover	18	(n)	43	37	59	58	63
Net assets at end of period (000 omitted)	$15,690		$13,883	$2,322	$422	$355	$256

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R6			2016	2015	2014	2013 (i)

Net asset value, beginning of period	$15.55		$15.03	$14.96	$12.27	$10.30
Income (loss) from investment operations
Net investment loss (d)	$(0.00	)(c)(w)	$(0.02)	$(0.06)	$(0.05)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.63		0.94	1.11	2.74	1.98
Total from investment operations	$0.63		$0.92	$1.05	$2.69	$1.97
Less distributions declared to shareholders
From net realized gain on investments	$(0.78)		$(0.40)	$(0.98)	$—	$—
Net asset value, end of period (x)	$15.40		$15.55	$15.03	$14.96	$12.27
Total return (%) (r)(s)(x)	4.31	(c)(n)	6.29	7.63	21.92	19.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)(c)	0.90	0.91	0.91	0.93	(a)
Expenses after expense reductions (f)	0.84	(a)(c)	0.87	0.89	0.89	0.92	(a)
Net investment loss	(0.00	)(a)(c)(w)	(0.14)	(0.39)	(0.38)	(0.08	)(a)
Portfolio turnover	18	(n)	43	37	59	58
Net assets at end of period (000 omitted)	$1,301,109		$1,330,139	$1,329,257	$1,331,244	$1,027,324

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class 529A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.45		$14.04	$14.08	$11.59	$9.35	$8.54
Income (loss) from investment operations
Net investment loss (d)	$(0.03	)(c)	$(0.07)	$(0.10)	$(0.09)	$(0.03)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	0.58		0.88	1.04	2.58	2.27	0.88
Total from investment operations	$0.55		$0.81	$(0.94)	$2.49	$2.24	$0.81
Less distributions declared to shareholders
From net realized gain on investments	$(0.78)		$(0.40)	$(0.98)	$—	$—	$—
Net asset value, end of period (x)	$14.22		$14.45	$14.04	$14.08	$11.59	$9.35
Total return (%) (r)(s)(t)(x)	4.08	(c)(n)	5.95	7.31	21.48	23.96	9.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)(c)	1.35	1.34	1.32	1.34	1.35
Expenses after expense reductions (f)	1.20	(a)(c)	1.23	1.21	1.19	1.24	1.30
Net investment loss	(0.37	)(a)(c)	(0.48)	(0.72)	(0.69)	(0.33)	(0.79)
Portfolio turnover	18	(n)	43	37	59	58	63
Net assets at end of period (000 omitted)	$4,156		$3,890	$3,159	$2,434	$1,844	$1,231

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class 529B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$12.55		$12.34	$12.59	$10.44	$8.50	$7.81
Income (loss) from investment operations
Net investment loss (d)	$(0.07	)(c)	$(0.15)	$(0.19)	$(0.18)	$(0.11)	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	0.50		0.76	0.92	2.33	2.05	0.81
Total from investment operations	$0.43		$0.61	$0.73	$2.15	$1.94	$0.69
Less distributions declared to shareholders
From net realized gain on investments	$(0.78)		$(0.40)	$(0.98)	$—	$—	$—
Net asset value, end of period (x)	$12.20		$12.55	$12.34	$12.59	$10.44	$8.50
Total return (%) (r)(s)(t)(x)	3.73	(c)(n)	5.13	6.46	20.59	22.82	8.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)(c)	2.11	2.09	2.07	2.09	2.11
Expenses after expense reductions (f)	2.00	(a)(c)	2.02	2.02	2.00	2.03	2.06
Net investment loss	(1.18	)(a)(c)	(1.26)	(1.52)	(1.49)	(1.11)	(1.54)
Portfolio turnover	18	(n)	43	37	59	58	63
Net assets at end of period (000 omitted)	$187		$209	$347	$331	$287	$243

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class 529C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$12.22		$12.03	$12.30	$10.20	$8.30	$7.63
Income (loss) from investment operations
Net investment loss (d)	$(0.07	)(c)	$(0.15)	$(0.19)	$(0.17)	$(0.10)	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	0.49		0.74	0.90	2.27	2.00	0.79
Total from investment operations	$0.42		$0.59	$0.71	$2.10	$1.90	$0.67
Less distributions declared to shareholders
From net realized gain on investments	$(0.78)		$(0.40)	$(0.98)	$—	$—	$—
Net asset value, end of period (x)	$11.86		$12.22	$12.03	$12.30	$10.20	$8.30
Total return (%) (r)(s)(t)(x)	3.76	(c)(n)	5.09	6.45	20.59	22.89	8.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)(c)	2.10	2.10	2.07	2.09	2.10
Expenses after expense reductions (f)	1.99	(a)(c)	2.01	2.01	1.99	2.03	2.05
Net investment loss	(1.16	)(a)(c)	(1.27)	(1.52)	(1.49)	(1.11)	(1.54)
Portfolio turnover	18	(n)	43	37	59	58	63
Net assets at end of period (000 omitted)	$1,810		$1,641	$1,391	$953	$582	$386

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of

Notes to Financial Statements (unaudited) – continued

input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,086,006,377	$—	$—	$2,086,006,377
Mutual Funds	35,949,917	—	—	35,949,917
Total Investments	$2,121,956,294	$—	$—	$2,121,956,294

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan,

Notes to Financial Statements (unaudited) – continued

all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $485,829. The fair value of the fund’s investment securities on loan and a related liability of $496,800 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended February 28, 2017, custody fees were not reduced.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/16
Long-term capital gains	$47,608,616

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/17
Cost of investments	$1,593,825,910
Gross appreciation	539,673,084
Gross depreciation	(11,542,700)
Net unrealized appreciation (depreciation)	$528,130,384

As of 8/31/16
Undistributed long-term capital gain	56,103,847
Late year ordinary loss deferral	(1,826,651)
Other temporary differences	(22,421)
Net unrealized appreciation (depreciation)	462,900,569

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 2/28/17	Year ended 8/31/16
Class A	$24,244,271	$9,044,705
Class B	1,018,305	561,607
Class C	3,350,788	1,488,127
Class I	7,969,041	596,290
Class R1	120,315	72,059
Class R2	308,979	140,164
Class R3	852,762	245,170
Class R4	730,593	84,969
Class R6	65,639,890	35,224,535
Class 529A	214,497	99,277
Class 529B	11,119	4,661
Class 529C	108,436	47,052
Total	$104,568,996	$47,608,616

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period September 1, 2016 through December 28, 2016, the management fee was computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.75%
Average daily net assets in excess of $3 billion	0.70%

The investment adviser had agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion to $2.5 billion, and 0.65% of average daily net assets in excess of $2.5 billion. This written agreement terminated on December 28, 2016. For the period September 1, 2016 through December 28, 2016, this management fee reduction amounted to $161,337, which is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Effective December 29, 2016, the management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.70%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2017, this management fee reduction amounted to $72,863, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%	1.35%	2.10%	2.10%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2017. For the six months ended February 28, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $230,701 and $1,992 for the six months ended February 28, 2017, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$563,251
Class B	0.75%	0.25%	1.00%	1.00%	82,113
Class C	0.75%	0.25%	1.00%	1.00%	263,567
Class R1	0.75%	0.25%	1.00%	1.00%	9,863
Class R2	0.25%	0.25%	0.50%	0.50%	13,799
Class R3	—	0.25%	0.25%	0.25%	22,295
Class 529A	—	0.25%	0.25%	0.20%	4,842
Class 529B	0.75%	0.25%	1.00%	1.00%	897
Class 529C	0.75%	0.25%	1.00%	0.99%	8,273
Total Distribution and Service Fees					$968,900

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2017, this rebate amounted to $5,458, $86, $668, $904, and $86 for Class A, Class B, Class C, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2017, were as follows:

Amount
Class A	$6,259
Class B	11,337
Class C	7,383
Class 529B	—
Class 529C	33

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2017, unless MFD elects to extend the waiver. For the six months ended February 28, 2017,

Notes to Financial Statements (unaudited) – continued

this waiver amounted to $1,426 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2017, were as follows:

	Fee	Waiver
Class 529A	$1,937	$968
Class 529B	90	45
Class 529C	826	413
Total Program Manager Fees and Waivers	$2,853	$1,426

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2017, the fee was $121,772, which equated to 0.0122% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $478,271.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended February 28, 2017, these costs for the fund amounted to $610,411 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.0156% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $464 and the Retirement Deferral plan resulted in an expense of $950. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $24,029 at February 28, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2017, the fee paid by the fund under this agreement was $1,878 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 22,478 shares of Class R4 for an aggregate amount of $327,729. On September 9, 2015, MFS redeemed 17,204 shares of Class 529B for an aggregate amount of $210,233. On March 16, 2016, MFS redeemed 6,243 shares of Class I for an aggregate amount of $87,842.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended February 28, 2017, the fund engaged in purchase and sale

Notes to Financial Statements (unaudited) – continued

transactions pursuant to this policy, which amounted to $6,519,032 and $306,800, respectively. The sales transactions resulted in net realized gains (losses) of $(51,586).

(4) Portfolio Securities

For the six months ended February 28, 2017, purchases and sales of investments, other than short-term obligations, aggregated $369,489,893 and $353,120,117, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,389,226	$106,961,666	14,853,451	$206,498,577
Class B	92,688	1,148,255	364,706	4,402,594
Class C	503,015	6,035,085	1,333,736	15,766,496
Class I	8,714,867	131,761,977	7,638,191	112,665,923
Class R1	27,113	330,932	25,535	300,467
Class R2	55,500	753,013	157,369	2,106,979
Class R3	961,371	13,780,575	790,051	10,695,937
Class R4	206,757	3,069,514	968,483	13,900,218
Class R6	2,976,657	45,350,871	6,428,833	92,590,122
Class 529A	31,127	435,063	76,769	1,041,389
Class 529B	1,620	19,422	6,948	82,853
Class 529C	17,327	201,343	36,484	419,517
	20,977,268	$309,847,716	32,680,556	$460,471,072

Shares issued to shareholders in reinvestment of distributions
Class A	1,693,625	$23,659,941	634,468	$8,793,726
Class B	83,232	992,956	45,606	549,100
Class C	273,252	3,172,455	120,005	1,407,653
Class I	444,443	6,515,528	36,954	534,731
Class R1	10,127	120,315	6,010	72,059
Class R2	18,166	241,608	8,550	113,455
Class R3	61,394	852,762	17,779	245,170
Class R4	49,720	713,483	5,237	74,314
Class R6	4,428,404	65,141,818	2,407,635	34,934,781
Class 529A	15,751	214,213	7,343	99,277
Class 529B	952	11,119	395	4,661
Class 529C	9,554	108,436	4,091	47,052
	7,088,620	$101,744,634	3,294,073	$46,875,979

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,740,623)	$(82,698,175)	(5,304,919)	$(73,360,356)
Class B	(282,723)	(3,497,376)	(390,234)	(4,725,171)
Class C	(515,465)	(6,186,048)	(624,920)	(7,308,162)
Class I	(2,676,709)	(40,477,677)	(2,321,173)	(34,337,106)
Class R1	(25,367)	(312,517)	(52,735)	(634,518)
Class R2	(56,977)	(778,277)	(99,865)	(1,349,351)
Class R3	(293,227)	(4,204,799)	(390,797)	(5,583,110)
Class R4	(125,941)	(1,860,073)	(217,876)	(3,113,021)
Class R6	(8,479,969)	(128,403,205)	(11,726,039)	(180,191,104)
Class 529A	(23,916)	(334,661)	(39,809)	(542,336)
Class 529B	(3,908)	(48,181)	(18,801)	(229,536)
Class 529C	(8,556)	(98,762)	(21,860)	(259,643)
	(18,233,381)	$(268,899,751)	(21,209,028)	$(311,633,414)

Net change
Class A	3,342,228	$47,923,432	10,183,000	$141,931,947
Class B	(106,803)	(1,356,165)	20,078	226,523
Class C	260,802	3,021,492	828,821	9,865,987
Class I	6,482,601	97,799,828	5,353,972	78,863,548
Class R1	11,873	138,730	(21,190)	(261,992)
Class R2	16,689	216,344	66,054	871,083
Class R3	729,538	10,428,538	417,033	5,357,997
Class R4	130,536	1,922,924	755,844	10,861,511
Class R6	(1,074,908)	(17,910,516)	(2,889,571)	(52,666,201)
Class 529A	22,962	314,615	44,303	598,330
Class 529B	(1,336)	(17,640)	(11,458)	(142,022)
Class 529C	18,325	211,017	18,715	206,926
	9,832,507	$142,692,599	14,765,601	$195,713,637

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 21%, 19%, 8%, 6%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2017, the fund’s commitment fee and interest expense were $6,704 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,738,439	161,050,816	(154,336,138)	35,453,117

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$205	$—	$80,512	$35,453,117

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2017

MFS® U.S. GOVERNMENT MONEY MARKET FUND

MCM-SEM

MFS® U.S. GOVERNMENT MONEY MARKET FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Donald Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of still-low inflation. Even after the rise in yields following the election, interest rates remain low by historical standards.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	18.0%
A-1	69.4%
A-2	11.9%
Not Rated	0.0%
Other Assets Less Liabilities	0.7%

Maturity breakdown (u)
0 - 7 days	26.5%
8 - 29 days	35.9%
30 - 59 days	20.7%
60 - 89 days	10.2%
90 - 365 days	6.0%
Other Assets Less Liabilities	0.7%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of 2/28/17.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2016 through February 28, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the following table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 9/01/16	Ending Account Value 2/28/17	Expenses Paid During Period (p) 9/01/16-2/28/17
Actual	0.26%	$1,000.00	$1,000.74	$1.29
Hypothetical (h)	0.26%	$1,000.00	$1,023.51	$1.30

(h)	5% fund return per year before expenses.

3

Expense Table – continued

(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

As further discussed in Note 3 in the Notes to Financial Statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

Expense ratios reflect a one-time Reimbursement of Expenses by Custodian during the six month period. Had this one-time Reimbursement of Expenses by Custodian not occurred during the six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.38%, $1.89 and $1.91 (See Note 2 of the Notes to Financial Statements).

4

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

U.S. Government Agencies and Equivalents (y) - 87.4%
Issuer	Shares/Par	Value ($)
Fannie Mae, 0.501%, due 3/08/2017	$13,000,000	$12,998,751
Fannie Mae, 0.487%, due 3/14/2017	10,984,000	10,982,096
Fannie Mae, 0.512%, due 3/15/2017	5,721,000	5,719,876
Fannie Mae, 0.477%, due 3/20/2017	10,000,000	9,997,519
Fannie Mae, 0.477%, due 3/21/2017	9,178,000	9,175,604
Fannie Mae, 0.507%, due 3/22/2017	14,200,000	14,195,858
Fannie Mae, 0.497%, due 4/05/2017	9,064,000	9,059,682
Fannie Mae, 0.513%, due 4/12/2017	14,515,000	14,506,448
Federal Farm Credit Bank, 0.487%, due 3/23/2017	8,000,000	7,997,653
Federal Farm Credit Bank, 0.497%, due 3/28/2017	10,170,000	10,166,263
Federal Farm Credit Bank, 0.497%, due 4/03/2017	4,170,000	4,168,127
Federal Farm Credit Bank, 0.497%, due 4/04/2017	1,000,000	999,537
Federal Farm Credit Bank, 0.538%, due 5/11/2017	11,000,000	10,988,502
Federal Farm Credit Bank, 0.554%, due 6/06/2017	5,000,000	4,992,658
Federal Farm Credit Bank, 0.554%, due 6/08/2017	6,000,000	5,991,008
Federal Home Loan Bank, 0.482%, due 3/01/2017	5,119,000	5,119,000
Federal Home Loan Bank, 0.497%, due 3/07/2017	2,591,000	2,590,788
Federal Home Loan Bank, 0.507%, due 3/09/2017	14,200,000	14,198,422
Federal Home Loan Bank, 0.528%, due 3/09/2017	8,678,000	8,676,997
Federal Home Loan Bank, 0.512%, due 3/10/2017	14,180,000	14,178,210
Federal Home Loan Bank, 0.507%, due 3/13/2017	5,072,000	5,071,155
Federal Home Loan Bank, 0.538%, due 3/30/2017	13,199,000	13,193,365
Federal Home Loan Bank, 0.507%, due 4/04/2017	250,000	249,882
Federal Home Loan Bank, 0.512%, due 4/10/2017	250,000	249,860
Federal Home Loan Bank, 0.538%, due 4/20/2017	10,000,000	9,992,639
Freddie Mac, 0.497%, due 3/03/2017	1,015,000	1,014,972
Freddie Mac, 0.476%, due 3/06/2017	13,935,000	13,934,092
Freddie Mac, 0.502%, due 4/13/2017	1,071,000	1,070,367
Freddie Mac, 0.517%, due 4/13/2017	5,802,000	5,798,466
Freddie Mac, 0.515%, due 4/21/2017	11,627,000	11,618,632
U.S. Treasury Bill, 0.487%, due 3/02/2017	14,540,000	14,539,806
U.S. Treasury Bill, 0.528%, due 4/06/2017	9,000,000	8,995,320
U.S. Treasury Bill, 0.485%, due 4/20/2017	4,744,000	4,740,854
U.S. Treasury Bill, 0.518%, due 5/04/2017	11,000,000	10,990,027
U.S. Treasury Bill, 0.518%, due 5/18/2017	13,025,000	13,010,607
U.S. Treasury Bill, 0.6%, due 7/13/2017	9,627,000	9,605,858
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$300,778,901

5

Portfolio of Investments (unaudited) – continued

Repurchase Agreements - 11.9%
Issuer	Shares/Par	Value ($)
Goldman Sachs Repurchase Agreement, 0.52%, dated 2/28/2017, due 3/01/2017, total to be received $31,012,448 (secured by U.S.Treasury and Federal Agency obligations valued at $31,632,240 in a jointly traded account), at Cost and Value	$31,012,000	$31,012,000
JPMorgan Chase & Co. Repurchase Agreement, 0.51%, dated 2/28/2017, due 3/01/2017, total to be received $10,000,142 (secured by U.S. Treasury and Federal Agency obligations valued at $10,201,971 in a jointly traded account), at Cost and Value	10,000,000	10,000,000
Total Repurchase Agreements, at Cost and Value		$41,012,000
Total Investments, at Amortized Cost and Value		$341,790,901

Other Assets, Less Liabilities - 0.7%		2,434,720
Net Assets - 100.0%		$344,225,621

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at amortized cost and value	$300,778,901
Repurchase agreements, at cost and value	41,012,000
Total investments, at amortized cost and value	$341,790,901
Cash	199
Receivables for
Fund shares sold	2,976,033
Interest	590
Other assets	1,712
Total assets	$344,769,435
Liabilities
Payable for fund shares reacquired	$407,951
Payable to affiliates
Investment adviser	6,245
Shareholder servicing costs	99,259
Payable for independent Trustees’ compensation	6,944
Accrued expenses and other liabilities	23,415
Total liabilities	$543,814
Net assets	$344,225,621
Net assets consist of
Paid-in capital	$344,657,469
Accumulated net realized gain (loss) on investments	(423,380)
Accumulated distributions in excess of net investment income	(8,468)
Net assets	$344,225,621
Shares of beneficial interest outstanding	344,808,114
Net asset value per share (net assets of $344,225,621 / 344,808,114 shares of beneficial interest outstanding)	$1.00

A contingent deferred sales charge may be imposed on redemptions.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$632,763
Other	49,754
Total investment income	$682,517
Expenses
Management fee	$677,865
Shareholder servicing costs	240,110
Administrative services fee	30,624
Independent Trustees’ compensation	6,730
Custodian fee	7,149
Reimbursement of custodian expenses	(211,278)
Shareholder communications	7,582
Audit and tax fees	18,041
Legal fees	1,733
Miscellaneous	42,783
Total expenses	$821,339
Fees paid indirectly	(9,728)
Reduction of expenses by investment adviser	(387,718)
Net expenses	$423,893
Net investment income	$258,624
Net realized gain (loss) on investments	$(2)
Change in net assets from operations	$258,622

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/17 (unaudited)	Year ended 8/31/16
From operations
Net investment income	$258,624	$0
Net realized gain (loss) on investments	(2)	(448)
Change in net assets from operations	$258,622	$(448)
Distributions declared to shareholders
From net investment income	$(258,624)	$—
Fund share (principal) transactions at net asset value of $1 per share
Net proceeds from sale of shares	124,675,946	230,617,204
Net asset value of shares issued to shareholders in reinvestment of distributions	226,208	—
Cost of shares reacquired	(101,523,203)	(281,259,295)
Change in net assets from fund share transactions	$23,378,951	$(50,642,091)
Total change in net assets	$23,378,949	$(50,642,539)
Net assets
At beginning of period	320,846,672	371,489,211
At end of period (including accumulated distributions in excess of net investment income of $8,468 for each of the two periods presented)	$344,225,621	$320,846,672

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/17		Years ended 8/31
			2016		2015		2014		2013	2012
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	0.00	(c)	0.00		0.00		0.00		0.00	0.00
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	0.00	(w)	—	—
Total from investment operations	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$0.00	(w)	$0.00	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—		$—		$—		$—	$—
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.07	(c)(n)	0.00	(w)	0.00	(w)	0.00	(w)	0.00	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)(c)	0.61		0.62		0.62		0.65	0.64
Expenses after expense reductions (f)	0.26	(a)(c)	0.23		0.07		0.10		0.16	0.13
Net investment income	0.15	(a)(c)	0.00		0.00		0.00		0.00	0.00
Net assets at end of period (000 omitted)	$344,226		$320,847		$371,489		$378,245		$404,117	$402,989

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return was less than 0.01%, as applicable.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS U.S. Government Money Market Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as

11

Notes to Financial Statements (unaudited) – continued

adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$341,790,901	$—	$341,790,901

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At period end, the fund had investments in repurchase agreements with a gross value of $41,012,000 included in “Investments” in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

12

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 28, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2016, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended August 31, 2016.

13

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/17
Cost of investments	$341,790,901

As of 8/31/16
Capital loss carryforwards	(423,378)
Late year ordinary loss deferral	(1,038)
Other temporary differences	(7,430)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2016, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
8/31/17	$(422,794)

Post-enactment losses which are characterized as follows:
Short-Term	$(584)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.40%
Average daily net assets in excess of $1 billion	0.35%

During the six months ended February 28, 2017, MFS voluntarily waived receipt of $375,321 of the fund’s management fee in order to avoid a negative yield. This amount for the six months ended February 28, 2017 is included in the reduction of total expenses in the Statement of Operations. MFS also has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2017, this management fee reduction amounted to $12,397, which is included in the reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2017 these waivers had the effect of reducing the management fee by 0.23% of average daily net assets on an

14

Notes to Financial Statements (unaudited) – continued

annualized basis. The management fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.17% of the fund’s average daily net assets.

Distributor – Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS Distributors, Inc. (MFD) during the six months ended February 28, 2017 for the MFS U.S. Government Money Market Fund was $4,078.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months February 28, 2017, the fee was $107,510 which equated to 0.0634% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $132,600.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.0181% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,451 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $6,683 at February 28 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an

15

Notes to Financial Statements (unaudited) – continued

Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2017, the fee paid by the fund under this agreement was $313 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

(4) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

The sale of the fund’s shares has been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(5) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28 2017, the fund’s commitment fee and interest expense were $1,122 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

17

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

18

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President
(Principal Executive Officer)

Date: April 13, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: April 13, 2017

*	Print name and title of each signing officer under his or her signature.